UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	October 1, 2018 — March 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Diversified Income Trust

Semiannual report
3 | 31 | 19

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PDINX

Putnam
Diversified Income
Trust

Semiannual report
3 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

May 9, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 8–9 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the ICE BofAML U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/19. See above and pages 8–9 for additional fund performance information. Index descriptions can be found on page 13.

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Bill Kohli is Chief Investment Officer, Fixed Income. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

Michael J. Atkin; Robert L. Davis, CFA; Brett S. Kozlowski, CFA; Michael V. Salm; and Paul D. Scanlon, CFA, are also Portfolio Managers of the fund.

Bill, what was the fund’s investment environment like during the reporting period?

The fourth quarter of 2018 and the first quarter of 2019 were mirror images of each other. Investor sentiment became sharply risk-averse during 2018’s fourth quarter and market volatility spiked. A confluence of factors, including signs of a slowing global economy, the ongoing U.S.–China trade dispute, and ambiguous statements from U.S. Federal Reserve Chair Jerome Powell led to an abrupt downturn in risk assets. Within this environment, yields for credit-sensitive securities rose and yield spreads widened materially.

Sentiment then improved markedly in January and February, following comments from Mr. Powell that mild inflation would give the central bank greater flexibility to set policy in 2019. Market participants also welcomed Powell’s announcement that the Fed was not on a “pre-set” path to push its benchmark rate higher, after hiking rates every quarter in 2018. Progress in U.S.–China trade talks provided a further boost to sentiment across risk-driven markets.

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Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/19. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

After fluctuating in a fairly narrow range in January and February, bond yields around the world declined in March. Central banks signaled that they were willing to keep interest rates low for longer than investors were expecting. In large part, the moves were spurred by signs of slowing economic growth, particularly in the eurozone and China. In the United States, however, where growth remains relatively steady, the Fed’s argument for potentially delaying rate increases until next year has been strengthened by signs that inflationary pressures remain muted.

Which holdings and strategies aided the fund’s performance?

Our global term-structure strategies added the most value this period. The fund’s positive duration positioned it well for declining intermediate- and long-term yields in the eurozone and the United Kingdom. We also benefited as yield curves became flatter in those regions. Holdings of Greek government bonds provided a further meaningful boost to results.

Our mortgage-credit strategies also notably aided performance, rebounding sharply in 2019’s first quarter. The fund’s allocation to commercial mortgage-backed securities [CMBS] rallied along with other risk-driven assets during the period’s second half. The fund has exposure to CMBS (and indirectly to the underlying property types) through cash bonds and via derivative contracts tied to CMBX — an index that references a basket of CMBS issued in a particular year. We maintained a substantial weighting in CMBS for the period.

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Within our holdings of residential mortgage-backed securities, positions in agency credit-risk transfer securities [CRTs] were a further contributor. CRTs benefited from renewed demand early in 2019, as a more favorable outlook for risk-taking prompted investors to move back into higher-yielding investments. CRTs also received a boost as credit-rating agencies upgraded certain CRT tranches, recognizing the improved outlook for their underlying collateral.

Elsewhere, holdings of emerging-market debt and our active currency strategies had a neutral impact on performance for the six-month period. Both parts of the portfolio performed poorly during 2018’s fourth quarter but bounced back during the first three months of 2019 as investors reembraced risk.

What about detractors?

Our corporate credit holdings — primarily high-yield bonds — worked against performance this period. The asset class rallied strongly in 2019’s first quarter, fueled by a more dovish Fed, optimism surrounding U.S.–China trade talks, and a substantial rebound in oil prices. However, the rally was not enough to erase the negative impact of the selling pressure that weighed on high yield during the final three months of 2018.

Strategies targeting prepayment risk also detracted. The yield on the 10-year U.S. Treasury — a benchmark for mortgage rates — trended lower from early November to the end of the period. Lower rates increased the incentive for homeowners to refinance their mortgages. This, in turn, increased expectations

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 3/31/19. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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for faster prepayment speeds on the mortgages underlying our holdings of agency interest-only collateralized mortgage obligations [IO CMOs].

How did you use derivatives during the period?

We used CMBX credit default contracts to gain significant CMBS exposure. We used total return swaps to help manage the fund’s sector and inflation exposure. We employed credit default swaps to hedge the fund’s credit and market risks. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to interest rates in various countries. Additionally, we utilized options to isolate the prepayment risks associated with our holdings of collateralized mortgage obligations and to help manage the downside risk of these positions. Lastly, we employed currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your near-term outlook?

With the Fed, the European Central Bank, and a number of Asian central banks adopting a more conciliatory monetary policy stance, we think there could be an uptick in global economic growth. Various leading indicators are also suggesting this possibility. Overall, we believe the global growth trend will be steady, rather than accelerating.

There has been a considerable amount of press related to the yield curve inverting, meaning shorter-term interest rates become higher than longer-term rates. Historically, an inverted yield curve has preceded recessions by roughly 12 to 18 months. However, our research also shows that roughly 30% of the time, there was no recession following an inversion of the yield curve.

Although the U.S. Treasury yield curve flattened and became slightly inverted at certain points during the second half of the period, we believe the risk of recession in the United States is quite low. In our view, supply-and-demand dynamics are having an outsized influence on the yield curve. For example, there is strong

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Diversified Income Trust

global demand for longer-term bonds to meet benefit obligations for retirees who are living considerably longer than in the past. Also, investors overseas have been buying U.S. bonds due to the extremely low or even negative bond yields in other countries. As a result, we think the predictive value of an inverted yield curve in signaling recession may be weaker than in previous economic cycles.

Given this outlook, how are you positioning the fund?

We continue to favor mortgage credit, prepayment risk, and corporate credit. In our view, the yield premiums provided by CMBS, agency IO CMOs, non-agency residential mortgage-backed securities, and high-yield corporate bonds give the fund an attractive risk/reward profile.

After de-emphasizing interest-rate risk for many years, we are now taking a more neutral posture, rather than keeping the fund’s duration below zero. As noted above, the fund benefited this period from having a positive duration. Given the late stage of both the economic and credit cycles, along with slowing economic growth, we don’t believe rates are likely to rise substantially over the intermediate term.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (10/3/88)
Before sales charge	6.03%	127.34%	8.56%	10.73%	2.06%	21.40%	6.68%	1.51%	0.84%
After sales charge	5.89	118.25	8.12	6.30	1.23	16.55	5.24	–2.55	–3.19
Class B (3/1/93)
Before CDSC	5.81	114.20	7.91	6.59	1.28	18.58	5.84	0.74	0.48
After CDSC	5.81	114.20	7.91	4.88	0.96	15.58	4.94	–4.09	–4.45
Class C (2/1/99)
Before CDSC	5.77	110.85	7.75	6.60	1.29	18.66	5.87	0.66	0.50
After CDSC	5.77	110.85	7.75	6.60	1.29	18.66	5.87	–0.30	–0.49
Class M (12/1/94)
Before sales charge	5.74	121.67	8.29	9.45	1.82	20.59	6.44	1.35	0.77
After sales charge	5.63	114.47	7.93	5.90	1.15	16.67	5.27	–1.95	–2.51
Class R (12/1/03)
Net asset value	5.75	121.47	8.28	9.29	1.79	20.38	6.38	1.19	0.61
Class R6 (11/1/13)
Net asset value	6.23	134.19	8.88	12.73	2.43	22.72	7.06	1.88	1.03
Class Y (7/1/96)
Net asset value	6.21	132.86	8.82	12.09	2.31	22.32	6.95	1.61	0.95

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

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Comparative index returns For periods ended 3/31/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S.
Treasury Bill Index	—*	4.72%	0.46%	3.86%	0.76%	3.62%	1.19%	2.17%	1.21%
Lipper Alternative
Credit Focus Funds	5.49%	61.66	4.71	10.70	2.02	12.36	3.90	1.41	1.40
category average†

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The fund’s benchmark, the ICE BofAML U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/19, there were 247, 244, 215, 142, 51, and 3 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/19

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
Number	6		6	6	6		6	6	6
Income	$0.156		$0.131	$0.132	$0.150		$0.150	$0.168	$0.163
Capital gains	—		—	—	—		—	—	—
Total	$0.156		$0.131	$0.132	$0.150		$0.150	$0.168	$0.163
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
9/30/18	$6.96	$7.25	$6.88	$6.82	$6.82	$7.05	$6.87	$6.89	$6.88
3/31/19	6.86	7.15	6.78	6.72	6.72	6.95	6.76	6.79	6.78
	Before	After	Net	Net	Before	After	Net	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value	value
Current dividend
rate[1]	4.55%	4.36%	3.89%	3.93%	4.46%	4.32%	4.44%	4.95%	4.78%
Current 30-day
SEC yield[2]	N/A	4.32	3.74	3.74	N/A	4.11	4.24	4.84	4.75

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 9/30/18	0.98%	1.73%	1.73%	1.23%	1.23%	0.64%	0.73%
Annualized expense ratio for the
six-month period ended 3/31/19	0.98%	1.73%	1.73%	1.23%	1.23%	0.64%	0.73%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/18 to 3/31/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.91	$8.65	$8.65	$6.16	$6.15	$3.21	$3.66
Ending value (after expenses)	$1,008.40	$1,004.80	$1,005.00	$1,007.70	$1,006.10	$1,010.30	$1,009.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/19, use the following calculation method. To find the value of your investment on 10/1/18, call Putnam at 1-800-225-1581.

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Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.94	$8.70	$8.70	$6.19	$6.19	$3.23	$3.68
Ending value (after expenses)	$1,020.04	$1,016.31	$1,016.31	$1,018.80	$1,018.80	$1,021.74	$1,021.29

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Consider these risks before investing

International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government

12 Diversified Income Trust

agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Diversified Income Trust 13

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2019, Putnam employees had approximately $496,000,000 and the Trustees had approximately $69,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14 Diversified Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Diversified Income Trust 15

The fund’s portfolio 3/31/19 (Unaudited)

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)*	amount	Value
Agency collateralized mortgage obligations (19.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
15.799%, 4/15/37	$181,406	$270,168
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
(1 Month US LIBOR + 5.15%), 7.636%, 11/25/28	2,950,000	3,435,932
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 7.236%, 10/25/24	932,518	1,025,527
Ser. 4509, Class CI, IO, 6.00%, 9/15/45	22,544,429	5,599,270
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	11,367,354	1,973,373
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	8,088,955	1,490,268
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	10,454,122	1,743,246
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	13,100,045	2,075,049
IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%),
4.016%, 9/15/41	15,226,501	2,363,846
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	30,442,386	4,855,256
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	34,165,793	4,412,658
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	30,427,306	3,270,327
Ser. 4020, Class IA, IO, 4.00%, 3/15/27	9,138,498	824,293
IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.716%, 11/15/47	27,494,175	4,605,275
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.616%, 4/15/47	14,651,689	3,002,864
IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.616%, 1/15/35	48,122,674	6,801,177
Ser. 4484, Class TI, IO, 3.50%, 11/15/44	14,871,475	2,062,897
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	6,236,288	545,413
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	23,893,708	1,014,193
IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.466%, 3/15/44	13,232,935	2,200,821
IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.466%, 8/15/43	12,358,312	2,213,860
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	31,462,638	5,234,763
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	20,731,272	1,742,816
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	11,603,509	583,424
FRB Ser. 57, Class 1AX, IO, 0.374%, 7/25/43 W	9,447,538	94,475
Ser. 3314, PO, zero %, 11/15/36	13,456	13,223
Ser. 3326, Class WF, zero %, 10/15/35 W	31,675	23,739
Ser. 1208, Class F, PO, zero %, 2/15/22	4,582	4,399
Federal Home Loan Mortgage Corporation Structured Agency
Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR +
3.80%), 6.286%, 3/25/25	918,899	968,030
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
15.453%, 3/25/36	519,521	791,501
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
10.932%, 11/25/34	130,366	148,552
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 7.036%, 2/25/25	3,398,624	3,633,245

16 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 6.486%, 5/25/25	$2,039,130	$2,168,157
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	17,753,980	4,210,395
Ser. 15-69, IO, 6.00%, 9/25/45	21,146,964	5,273,313
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	30,734,519	6,992,902
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	56,805,946	11,325,970
Ser. 15-30, IO, 5.50%, 5/25/45	2,444,824	518,767
Ser. 399, Class 2, IO, 5.50%, 11/25/39	31,094	6,707
Ser. 374, Class 6, IO, 5.50%, 8/25/36	1,271,151	244,076
Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	20,317,293	4,121,363
Ser. 378, Class 19, IO, 5.00%, 6/25/35	1,413,306	259,400
Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	42,150,163	7,832,170
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	8,416,305	1,853,037
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	10,113,151	1,009,293
Ser. 404, Class 2, IO, 4.50%, 5/25/40	117,866	23,165
Ser. 366, Class 22, IO, 4.50%, 10/25/35	104,298	2,207
Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	29,803,871	4,321,561
Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	19,210,654	2,794,574
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	11,459,407	1,813,017
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	19,592,715	2,800,387
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	15,187,883	1,651,884
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	7,631,547	1,009,959
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	8,838,860	1,285,170
Ser. 405, Class 2, IO, 4.00%, 10/25/40	136,192	27,679
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
3.965%, 4/25/42	8,115,251	1,257,434
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%),
3.915%, 4/25/40	10,432,763	1,825,733
IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.715%, 6/25/45	4,334,475	655,091
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.665%, 10/25/41	12,259,048	955,924
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.615%, 12/25/48	2,097,184	302,781
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.615%, 12/25/46	62,440,975	9,444,198
IFB Ser. 16-82, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.615%, 11/25/46	79,740,957	12,019,817
IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.615%, 9/25/46	43,746,363	6,601,326
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	47,637,751	6,970,832
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	30,354,628	3,741,414
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	7,136,651	619,647
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	22,118,488	2,255,342
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	21,694,593	2,712,692
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	27,533,338	3,395,714
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.465%, 2/25/43	42,024,840	7,932,188

Diversified Income Trust 17

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
3.415%, 10/25/41	$28,491,437	$3,810,730
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	38,074,177	3,607,148
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	11,564,222	629,256
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	8,854,253	532,149
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	25,223,863	1,398,612
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	17,802,179	1,446,178
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	13,085,695	614,112
FRB Ser. 01-50, Class B1, IO, 0.377%, 10/25/41 W	166,059	714
FRB Ser. 02-W8, Class 1, IO, 0.306%, 6/25/42 W	6,359,224	51,510
Ser. 99-51, Class N, PO, zero %, 9/17/29	37,878	34,564
Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	17,647	2,093
Ser. 00-T6, IO, 0.717%, 11/25/40 W	4,223,045	89,529
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	18,483,743	4,744,490
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	7,678,303	1,684,392
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	10,501,996	2,008,507
Ser. 18-37, IO, 5.00%, 3/20/48	24,755,727	4,765,477
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	12,518,491	2,707,124
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	10,245,198	2,187,862
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	19,248,566	4,153,456
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	22,270,670	2,903,205
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	32,650,722	7,034,304
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	4,277,249	906,862
Ser. 14-132, IO, 5.00%, 9/20/44	12,981,097	2,706,429
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	13,684,032	2,573,218
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	5,049,978	1,089,785
Ser. 12-146, IO, 5.00%, 12/20/42	9,070,276	1,979,134
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	36,578,479	7,685,991
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	11,499,046	2,457,461
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	56,062,204	12,058,980
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	34,559,718	7,387,140
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,536,361	523,064
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	17,700,883	3,769,049
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	15,758,837	3,313,138
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	5,979,983	1,091,632
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	17,008,563	3,442,465
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	9,847,773	1,123,237
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	22,406,075	4,394,996
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	14,024,349	2,839,931
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	15,304,764	3,100,318
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	13,120,776	1,563,818
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	3,387,315	454,916
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	18,648,521	3,531,983
Ser. 13-167, IO, 4.50%, 9/20/40	6,527,909	1,305,300
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	9,103,436	1,771,528
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	26,002,480	5,095,186

18 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	$18,642,916	$3,956,586
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	13,868,563	2,691,888
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	18,373,498	2,818,495
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%),
4.262%, 1/20/43	43,156,938	7,862,926
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%),
4.092%, 6/20/40	2,196,985	386,946
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	20,736,581	3,517,961
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	42,201,784	6,028,103
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	25,214,397	3,809,643
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	9,421,026	1,201,652
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	13,084,048	2,587,707
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	11,664,720	2,086,819
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	11,403,614	1,088,498
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	7,671,734	1,335,572
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	8,486,582	1,576,298
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	4,561,052	725,141
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	14,202,980	2,130,447
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	5,128,209	948,178
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	16,639,171	2,244,366
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
3.762%, 8/20/48	65,351,717	8,332,344
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
3.762%, 7/20/48	43,393,970	5,803,943
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.712%, 8/20/48	59,667,819	8,192,272
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.712%, 7/20/48	47,756,726	6,511,439
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.712%, 6/20/48	36,859,347	4,929,938
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.712%, 5/20/48	38,810,405	5,093,866
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.712%, 10/20/43	46,661,987	7,507,214
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.662%, 9/20/43	8,411,788	1,348,494
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.662%, 3/20/43	3,522,454	354,183
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.662%, 5/20/41	35,113,626	5,520,652
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.662%, 2/20/40	9,140,069	1,462,411
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.618%, 7/16/43	9,193,359	1,401,987
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.612%, 10/20/45	27,488,594	4,721,839
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.612%, 4/20/44	10,252,521	1,605,340
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.612%, 4/20/44	15,141,336	2,311,915

Diversified Income Trust 19

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.612%, 3/20/44	$16,512,845	$2,586,242
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.612%, 1/20/44	29,508,030	4,732,076
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.612%, 12/20/43	10,684,381	1,842,831
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	19,482,124	2,483,191
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	15,096,380	2,059,901
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	39,940,147	3,650,529
Ser. 16-79, IO, 3.50%, 6/20/46	27,867,528	3,963,599
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	28,234,699	4,336,649
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	44,377,953	5,935,551
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	49,038,889	7,629,212
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45	38,479,639	3,802,696
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44	20,245,822	1,636,268
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	15,030,406	1,334,749
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	9,974,399	1,028,820
Ser. 13-76, IO, 3.50%, 5/20/43	28,007,600	4,632,177
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	21,625,328	3,238,773
Ser. 13-28, IO, 3.50%, 2/20/43	7,689,704	1,175,141
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	17,832,002	2,749,338
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	16,770,680	2,549,646
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	11,897,955	1,777,673
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	31,657,837	5,524,922
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	23,956,111	4,200,500
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	9,666,589	646,397
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	16,151,460	1,407,923
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	21,193,847	2,329,204
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	25,791,790	1,869,904
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	30,946,815	3,367,013
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	21,529,946	1,722,180
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	25,531,496	2,756,832
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	15,943,655	1,056,267
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	8,479,517	628,384
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.112%, 8/20/44	26,640,279	3,663,038
Ser. 18-H05, Class AI, IO, 2.933%, 2/20/68 W	66,027,895	8,851,865
Ser. 18-H04, IO, 2.851%, 2/20/68 W	54,094,932	7,160,655
Ser. 18-H05, Class BI, IO, 2.85%, 2/20/68 W	85,412,975	11,343,911
Ser. 17-H08, Class NI, IO, 2.633%, 3/20/67 W	64,693,890	7,129,267
Ser. 17-H05, Class CI, IO, 2.593%, 2/20/67 W	34,206,628	4,369,315
Ser. 17-H03, Class EI, IO, 2.416%, 1/20/67 W	29,452,997	4,381,133
Ser. 18-H02, Class EI, IO, 2.404%, 1/20/68 W	88,999,617	11,792,449
Ser. 18-H02, Class HI, IO, 2.387%, 1/20/68 W	74,637,032	10,215,944
Ser. 18-H03, Class XI, IO, 2.375%, 2/20/68 W	107,833,139	14,223,192
Ser. 16-H04, Class HI, IO, 2.368%, 7/20/65 W	59,965,367	5,228,980
Ser. 17-H06, Class BI, IO, 2.341%, 2/20/67 W	61,719,231	7,097,712
Ser. 17-H02, Class BI, IO, 2.338%, 1/20/67 W	25,812,998	3,072,521

20 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H06, Class MI, IO, 2.299%, 2/20/67 W	$50,055,439	$5,595,748
Ser. 16-H22, Class AI, IO, 2.299%, 10/20/66 W	50,430,377	5,522,176
Ser. 17-H16, Class JI, IO, 2.288%, 8/20/67 W	44,769,358	6,267,710
Ser. 18-H01, Class XI, IO, 2.24%, 1/20/68 W	44,095,873	6,724,621
Ser. 16-H23, Class NI, IO, 2.233%, 10/20/66 W	114,357,960	12,728,041
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66 W	43,554,688	4,690,840
Ser. 17-H18, Class FI, IO, 2.188%, 9/20/67 W	45,106,816	6,540,488
Ser. 16-H24, Class JI, IO, 2.175%, 11/20/66 W	24,430,684	2,962,221
Ser. 17-H12, Class QI, IO, 2.151%, 5/20/67 W	56,413,641	6,241,549
Ser. 17-H16, IO, 2.144%, 8/20/67 W	42,236,316	5,291,450
Ser. 16-H27, Class EI, IO, 2.136%, 12/20/66 W	43,343,955	4,169,905
Ser. 17-H20, Class HI, IO, 2.118%, 10/20/67 W	42,674,593	5,814,413
Ser. 18-H01, IO, 2.107%, 12/20/67 W	30,141,145	3,956,116
Ser. 17-H11, Class TI, IO, 2.018%, 4/20/67 W	34,153,838	4,168,066
Ser. 15-H18, Class BI, IO, 1.926%, 7/20/65 W	45,536,651	4,121,067
Ser. 16-H17, Class KI, IO, 1.919%, 7/20/66 W	29,669,486	3,189,469
Ser. 15-H15, Class BI, IO, 1.884%, 6/20/65 W	74,121,765	6,869,753
Ser. 15-H12, Class AI, IO, 1.869%, 5/20/65 W	85,611,029	7,077,207
Ser. 15-H20, Class BI, IO, 1.868%, 8/20/65 W	50,854,367	4,495,526
Ser. 17-H11, Class DI, IO, 1.865%, 5/20/67 W	33,482,058	3,808,584
Ser. 15-H23, Class DI, IO, 1.859%, 9/20/65 W	40,104,485	3,538,138
Ser. 15-H24, Class AI, IO, 1.857%, 9/20/65 W	38,922,033	3,585,031
Ser. 15-H15, Class AI, IO, 1.831%, 6/20/65 W	47,736,908	4,229,490
FRB Ser. 15-H08, Class CI, IO, 1.806%, 3/20/65 W	65,112,706	5,291,319
Ser. 17-H10, Class MI, IO, 1.801%, 4/20/67 W	100,428,400	9,570,827
Ser. 17-H06, Class DI, IO, 1.787%, 2/20/67 W	36,081,800	3,034,479
Ser. 15-H23, Class BI, IO, 1.748%, 9/20/65 W	73,999,525	6,023,561
Ser. 17-H09, IO, 1.743%, 4/20/67 W	49,250,980	4,486,912
Ser. 15-H03, Class CI, IO, 1.727%, 1/20/65 W	72,893,952	5,727,715
Ser. 14-H25, Class BI, IO, 1.70%, 12/20/64 W	51,119,685	3,783,266
Ser. 16-H14, IO, 1.693%, 6/20/66 W	52,880,365	3,448,011
Ser. 16-H12, Class AI, IO, 1.666%, 7/20/65 W	56,363,843	4,266,574
Ser. 16-H18, IO, 1.664%, 8/20/66 W	58,366,336	4,118,328
Ser. 15-H01, Class BI, IO, 1.578%, 1/20/65 W	41,849,379	2,664,466
Ser. 16-H06, Class CI, IO, 1.573%, 2/20/66 W	45,837,360	2,975,807
Ser. 17-H03, Class HI, IO, 1.557%, 1/20/67 W	80,667,606	6,150,905
Ser. 15-H10, Class BI, IO, 1.495%, 4/20/65 W	37,555,980	3,304,964
Ser. 14-H06, Class BI, IO, 1.494%, 2/20/64 W	47,676,008	2,170,879
Ser. 12-H29, Class AI, IO, 1.481%, 10/20/62 W	29,852,363	977,128
Ser. 12-H29, Class FI, IO, 1.481%, 10/20/62 W	29,852,363	977,128
Ser. 16-H08, Class AI, IO, 1.478%, 8/20/65 W	53,374,592	3,851,617
Ser. 18-H15, Class EI, IO, 1.393%, 8/20/68 W	86,803,198	8,723,722
Ser. 06-36, Class OD, PO, zero %, 7/16/36	9,379	7,846
		814,252,835

Diversified Income Trust 21

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Commercial mortgage-backed securities (6.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 05-1,
Class B, 5.507%, 11/10/42 W	$5,816,503	$5,260,329
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, zero %, 2/10/51 W	26,667,782	266
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-1, Class C, 5.507%, 11/10/42 W	8,629,000	3,922,398
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.46%, 1/12/45 W	5,417,000	4,821,130
Ser. 05-PWR7, Class B, 5.142%, 2/11/41 W	4,885,274	4,903,838
Ser. 05-PWR7, Class C, 5.142%, 2/11/41 W	4,945,000	5,042,812
Ser. 05-PWR7, Class D, 5.142%, 2/11/41 W	4,190,000	4,197,249
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.251%, 3/11/39 (In default) † W	8,260,000	1,042,990
FRB Ser. 07-T28, Class D, 5.165%, 9/11/42 W	4,680,000	2,644,200
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	8,303,841	83
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E,
5.757%, 12/15/47 W	13,980,000	13,834,632
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45 W	6,575,000	5,797,638
FRB Ser. 13-CR9, Class D, 4.257%, 7/10/45 W	5,143,000	4,633,575
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	8,503,506
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 0.455%, 12/15/39 W	9,543,190	47,430
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.806%, 9/15/39 W	580,698	580,698
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41 W	10,781,406	7,246,184
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	1,059,856	1,078,624
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.796%, 4/15/50 W	7,767,000	7,013,373
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	11,781	11,846
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO,
1.246%, 7/10/39 W	2,596,802	779
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45 W	252,248	257,571
FRB Ser. 14-GC24, Class D, 4.53%, 9/10/47 W	16,762,000	15,031,901
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.822%, 2/15/47 W	6,385,000	5,947,902
FRB Ser. 14-C18, Class E, 4.322%, 2/15/47 W	7,852,000	6,054,622
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47 W	16,714,000	14,662,306
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	15,725,000	10,422,986
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.169%, 4/15/46 W	316,000	273,475
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C8, Class E, 4.653%, 10/15/45 W	1,151,999	1,111,202
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	13,371,809	10,830,791
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.128%, 4/20/48 W	9,081,000	8,337,993

22 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 4.973%, 12/15/49 W	$1,368,808	$1,260
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.365%, 8/15/46 W	650,000	341,250
Ser. 14-C15, Class F, 4.00%, 4/15/47	157,000	129,608
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	6,854,018
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	7,910,838	2,172,791
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	5,560,000	5,256,490
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 5.745%, 1/11/43 W	4,224,356	4,234,917
FRB Ser. 12-C4, Class E, 5.421%, 3/15/45 W	7,066,000	5,936,076
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman
Islands) (In default) † W	1,590,000	159
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	4,414,162	318,261
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.893%, 5/10/63 W	6,847,000	4,776,494
Ser. 13-C6, Class E, 3.50%, 4/10/46	19,613,000	14,980,527
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.238%, 10/15/44 W	9,120,573	9,038,031
FRB Ser. 07-C34, IO, 0.091%, 5/15/46 W	9,736,966	2,113
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46 W	14,132,111	12,760,937
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	9,000,752
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.673%, 11/15/44 W	508,000	516,614
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	8,644,000	4,868,482
FRB Ser. 12-C9, Class E, 4.781%, 11/15/45 W	6,516,000	5,775,007
FRB Ser. 13-C15, Class D, 4.472%, 8/15/46 W	22,811,996	17,911,502
FRB Ser. 12-C10, Class D, 4.442%, 12/15/45 W	21,408,000	19,033,050
Ser. 13-C12, Class E, 3.50%, 3/15/48	3,747,000	3,066,837
		280,489,505
Residential mortgage-backed securities (non-agency) (11.3%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 4.224%, 11/27/36 W	11,250,189	9,450,159
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%),
2.66%, 6/26/35	135,120	135,015
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 4.464%, 10/25/35 W	121,956	117,203
FRB Ser. 05-7, Class 21A1, 4.431%, 9/25/35 W	3,212,955	3,004,405
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1,
(1 Month US LIBOR + 0.23%), 2.716%, 9/25/46	6,406,990	6,389,544
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 7.236%,
10/25/27 (Bermuda)	2,376,000	2,518,560
FRB Ser. 18-2A, Class B1, (1 Month US LIBOR + 2.65%), 5.136%,
8/25/28 (Bermuda)	730,000	744,600
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB
Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.666%, 11/25/47	3,957,210	3,360,660

Diversified Income Trust 23

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
2.836%, 3/25/37	$10,808,660	$9,214,925
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%),
2.666%, 3/25/37	1,491,575	1,256,514
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
3.357%, 8/25/46	5,158,982	4,571,826
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
3.337%, 6/25/46	11,528,322	10,431,833
FRB Ser. 06-OA7, Class 1A1, 3.008%, 6/25/46 W	3,281,049	2,850,246
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
2.836%, 9/25/35	10,886,893	10,255,275
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.826%, 2/25/37	5,787,029	3,199,493
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.818%, 11/20/35	24,206,615	23,064,561
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
2.676%, 8/25/46	4,146,875	3,545,578
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
2.676%, 8/25/46	7,155,521	6,225,304
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.676%, 8/25/46	14,078,985	12,074,137
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, (1 Month US LIBOR + 0.19%), 2.676%, 12/25/36	11,351,131	6,732,447
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 12.986%, 5/25/28	6,333,498	8,312,309
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 12.486%, 7/25/28	762,009	986,477
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.836%, 4/25/28	11,926,961	15,349,448
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 10.036%, 12/25/27	8,554,508	9,994,871
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 7.636%, 10/25/29	5,310,000	6,023,370
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
(1 Month US LIBOR + 4.95%), 7.436%, 7/25/29	3,062,000	3,445,088
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 6.336%, 3/25/29	3,145,000	3,471,103
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2,
(1 Month US LIBOR + 3.55%), 6.036%, 8/25/29	1,528,000	1,642,450
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2,
(1 Month US LIBOR + 3.25%), 5.736%, 7/25/29	410,000	437,494
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1,
(1 Month US LIBOR + 3.15%), 5.636%, 7/25/30	1,547,000	1,471,386
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 4.786%, 9/25/30	6,320,000	6,307,243

24 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1,
(1 Month US LIBOR + 4.35%), 6.837%, 3/25/49	$880,000	$880,435
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 6.186%, 12/25/30	6,635,000	6,532,185
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 5.136%, 1/25/49	540,000	546,693
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 4.937%, 3/25/49	2,678,000	2,690,774
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.736%, 9/25/28	13,960,220	19,987,788
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 14.236%, 10/25/28	7,736,007	10,891,842
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 14.236%, 8/25/28	7,811,638	10,677,534
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 13.236%, 1/25/29	445,123	559,837
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 8.386%, 10/25/28	8,590,865	9,714,881
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 8.186%, 4/25/28	20,764,683	23,743,915
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 7.986%, 9/25/29	20,778,000	23,509,255
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 7.786%, 10/25/28	2,494,000	2,845,254
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
(1 Month US LIBOR + 5.00%), 7.486%, 7/25/25	12,998,931	14,481,007
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 7.486%, 7/25/25	870,580	956,489
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 7.336%, 10/25/29	5,517,000	6,157,428
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 6.936%, 1/25/29	727,000	792,842
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 6.836%, 5/25/29	3,840,000	4,194,456
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 6.786%, 2/25/25	224,647	242,910
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1,
(1 Month US LIBOR + 4.25%), 6.736%, 1/25/31	165,000	166,816
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.736%, 4/25/29	501,000	554,814
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2B1,
(1 Month US LIBOR + 4.00%), 6.486%, 8/25/30	2,208,000	2,174,097
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1,
(1 Month US LIBOR + 4.00%), 6.486%, 5/25/30	1,626,000	1,675,731
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 6.486%, 5/25/25	730,284	785,283
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1,
(1 Month US LIBOR + 3.75%), 6.236%, 10/25/30	500,000	495,975

Diversified Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 6.136%, 9/25/29	$1,640,000	$1,767,140
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 6.086%, 1/25/30	3,517,000	3,603,879
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 6.036%, 7/25/30	8,029,000	7,912,539
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 6.036%, 7/25/29	8,093,000	8,691,169
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 5.286%, 2/25/30	5,574,900	5,735,035
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2,
(1 Month US LIBOR + 2.65%), 5.136%, 2/25/30	4,510,000	4,635,273
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2,
(1 Month US LIBOR + 2.55%), 5.036%, 12/25/30	2,690,000	2,707,969
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 4.836%, 1/25/31	2,162,000	2,166,940
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2,
(1 Month US LIBOR + 2.20%), 4.686%, 8/25/30	2,366,000	2,351,918
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 4.586%, 3/25/31	1,094,000	1,078,575
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1,
(1 Month US LIBOR + 5.75%), 8.236%, 7/25/29	4,310,000	5,025,033
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 4.936%, 7/25/31	1,200,000	1,204,404
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2,
(1 Month US LIBOR + 2.30%), 4.786%, 8/25/31	340,000	342,158
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month
US LIBOR + 0.18%), 2.666%, 5/25/36	11,686,949	5,054,248
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 2.796%, 5/25/37	7,731,937	5,667,129
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 3.002%, 5/19/35	21,977,978	13,909,258
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.686%, 6/25/37	5,558,042	3,196,330
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	5,340,000	5,196,888
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B,
(1 Month US LIBOR + 0.23%), 3.439%, 2/26/37	282,415	249,392
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.486%,
4/25/27 (Bermuda)	4,010,000	4,117,769
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.336%,
7/25/28 (Bermuda)	17,300,000	17,359,469
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 5.186%, 3/25/28 (Bermuda)	6,240,000	6,386,640
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7,
Class A1A, (1 Month US LIBOR + 0.21%), 2.696%, 8/25/36	12,714,868	11,379,808
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.193%, 12/25/35 W	7,628,428	7,619,653
FRB Ser. 05-AR10, Class 1A3, 4.117%, 9/25/35 W	5,507,360	5,544,415

26 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (37.4%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.976%, 10/25/45	$3,335,578	$3,293,021
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%),
2.886%, 12/25/45	2,765,358	2,727,749
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%),
2.836%, 12/25/45	2,659,326	2,580,261
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.079%, 4/25/36 W	3,662,503	3,699,129
FRB Ser. 06-AR2, Class 1A1, 4.887%, 3/25/36 W	3,603,582	3,599,518
		470,644,474
Total mortgage-backed securities (cost $1,597,745,766)		$1,565,386,814

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (25.1%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$185,036	$211,974
5.00%, 12/20/48	3,513,643	3,688,325
4.50%, TBA, 4/1/49	65,000,000	67,493,361
4.50%, with due dates from 11/20/48 to 12/20/48	8,677,596	9,065,546
4.00%, TBA, 4/1/49	40,000,000	41,300,000
4.00%, 10/20/45	16,943,135	17,647,513
		139,406,719
U.S. Government Agency Mortgage Obligations (21.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 1/1/49	405,900	431,370
4.50%, 1/1/49	801,468	842,921
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/49	23,000,000	24,541,718
5.00%, with due dates from 12/1/48 to 1/1/49	5,041,204	5,398,083
4.00%, TBA, 4/1/49	367,000,000	377,436,563
3.50%, TBA, 5/1/49	19,000,000	19,241,211
3.50%, TBA, 4/1/49	443,000,000	448,952,813
3.00%, TBA, 4/1/49	31,000,000	30,857,109
3.00%, 3/1/30 [i]	5,726,238	5,803,731
		913,505,519
Total U.S. government and agency mortgage obligations (cost $1,041,795,176)		$1,052,912,238

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Bonds 2.50%, 2/15/46 [i]	$1,099,000	$1,037,104
U.S. Treasury Notes 1.625%, 2/15/26 [i]	536,000	513,188
Total U.S. treasury obligations (cost $1,550,292)		$1,550,292

Diversified Income Trust 27

		Principal
CORPORATE BONDS AND NOTES (23.2%)*		amount	Value
Basic materials (3.0%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23		$2,625,000	$2,844,844
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21		515,000	527,875
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		450,000	496,688
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		1,864,000	2,122,216
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24		1,865,000	1,867,332
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23		1,881,000	1,956,240
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25		1,320,000	1,247,400
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25		3,316,000	3,466,215
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,105,000	3,050,663
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24		4,267,000	4,202,995
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24		2,916,000	2,872,260
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		2,785,000	2,764,948
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		1,380,000	1,330,831
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)		2,000,000	2,060,000
Cemex SAB de CV 144A company guaranty sr. notes 6.125%,
5/5/25 (Mexico)		800,000	828,000
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)		1,675,000	1,716,875
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43		3,256,000	2,792,020
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27		1,147,000	1,139,464
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25		1,764,000	1,856,610
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes
5.75%, 3/1/25		771,000	738,233
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24		4,359,000	4,053,870
Constellium NV 144A company guaranty sr. unsec. notes 5.875%,
2/15/26 (Netherlands)		2,615,000	2,565,969
Constellium NV 144A company guaranty sr. unsec. notes 5.75%,
5/15/24 (Netherlands)		2,370,000	2,361,113
Diamond (BC) BV sr. unsec. notes Ser. REGS, 5.625%, 8/15/25	EUR	600,000	628,938
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	2,355,000	2,468,636
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)		$2,775,000	2,650,125
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.875%, 3/1/26 (Canada)		1,760,000	1,632,400
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)		1,943,000	2,059,580
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub.
notes 5.45%, 3/15/43 (Indonesia)		1,134,000	992,261

28 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.		amount	Value
Basic materials cont.
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26		$5,066,000	$5,154,656
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		1,798,000	1,838,456
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		2,825,000	2,762,370
James Hardie International Finance DAC 144A sr. unsec. bonds
5.00%, 1/15/28 (Ireland)		1,910,000	1,847,925
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		857,000	904,135
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24		2,158,000	2,152,605
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)		635,000	660,400
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,601,000	1,637,023
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,190,000	1,166,200
Mercer International, Inc. 144A sr. unsec. notes 7.375%,
1/15/25 (Canada)		470,000	493,500
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub.
notes 8.00%, 4/15/26		3,460,000	3,109,675
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26		1,425,000	1,419,657
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24		5,660,000	5,787,351
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,824,000	2,753,400
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)		4,131,000	4,683,522
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes
8.00%, 10/1/26 (Netherlands)		2,620,000	2,626,550
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes
Ser. REGS, 6.50%, 10/1/26 (Netherlands)	EUR	400,000	449,442
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26		$1,692,000	1,727,956
Steel Dynamics, Inc. company guaranty sr. unsec. notes
4.125%, 9/15/25		570,000	557,175
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24		1,985,000	2,049,513
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23		1,557,000	1,582,302
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 5.182%, 4/24/28 (Switzerland)		2,765,000	2,810,038
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 4.892%, 4/24/25 (Switzerland)		2,090,000	2,128,390
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)		1,312,000	1,310,477
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		2,285,000	2,213,068
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26		2,556,000	2,517,660
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)		750,000	693,750
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24		2,386,000	2,415,825
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23		860,000	878,920

Diversified Income Trust 29

		Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.		amount	Value
Basic materials cont.
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27		$2,224,000	$2,247,630
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		1,858,000	1,886,799
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24		2,381,000	2,529,813
			126,290,784
Capital goods (1.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27		3,649,000	3,480,234
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		3,765,000	3,962,663
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		1,390,000	1,390,000
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)		1,568,000	1,624,350
Berry Global, Inc. 144A notes 4.50%, 2/15/26		1,990,000	1,890,898
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		848,000	937,040
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		1,783,000	1,852,092
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20		2,134,000	2,208,690
Crown Americas, LLC/Crown Americas Capital Corp. VI company
guaranty sr. unsec. notes 4.75%, 2/1/26		1,965,000	1,974,432
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26		2,765,000	3,069,150
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		2,215,000	2,220,538
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22		2,685,000	2,812,538
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		1,367,000	1,291,815
Nordex SE sr. unsec. notes Ser. REGS, 6.50%, 2/1/23 (Germany)	EUR	1,200,000	1,333,595
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	1,200,000	1,195,297
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25		$1,865,000	1,913,957
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26		365,000	372,300
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. unsec. notes 8.50%, 5/15/27		1,820,000	1,824,551
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25		3,565,000	3,520,438
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes
6.125%, 11/1/26		1,390,000	1,431,700
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes
6.125%, 10/1/26		3,088,000	3,180,640
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25		1,791,000	1,804,433
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec.
notes 7.75%, 4/15/26 (Canada)		1,360,000	1,173,000
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25		454,000	460,855
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26		3,455,000	3,419,932

30 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.		amount	Value
Capital goods cont.
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		$3,392,000	$3,532,768
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		1,968,000	1,958,160
			55,836,066
Communication services (3.1%)
Altice Financing SA 144A company guaranty sr. notes 6.625%,
2/15/23 (Luxembourg)		1,050,000	1,073,625
Altice Financing SA 144A company guaranty sr. unsub. notes
7.50%, 5/15/26 (Luxembourg)		670,000	661,290
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		4,231,000	4,262,733
Altice Luxembourg SA company guaranty sr. unsec. sub. notes
Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	1,185,000	1,215,448
Altice Luxembourg SA 144A company guaranty sr. unsec. notes
7.75%, 5/15/22 (Luxembourg)		$5,005,000	5,005,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26		4,250,000	4,388,126
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24		2,520,000	2,627,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.875%, 5/1/27		315,000	326,907
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26		1,527,000	1,597,624
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23		5,653,000	5,785,789
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		450,000	465,466
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		545,000	557,421
CommScope Technologies, LLC 144A company guaranty sr. unsec.
notes 6.00%, 6/15/25		2,419,000	2,351,752
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27		755,000	669,443
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,050,000	5,125,750
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		2,060,000	2,201,625
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		6,540,000	7,014,150
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		568,000	568,710
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		1,483,000	1,712,124
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		6,540,000	7,007,937
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		1,728,000	1,730,160
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes
6.75%, 3/1/23 (Jamaica)		2,955,000	1,876,425
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24		6,363,000	5,344,920
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R		2,822,000	2,963,946
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26 R		665,000	700,544
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		1,475,000	970,734
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26		2,989,000	2,779,770
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
notes 9.50%, 2/15/23 (Luxembourg)		1,385,000	1,226,141
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.625%, 2/1/23		3,519,000	3,558,589
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26		4,625,000	4,613,438

Diversified Income Trust 31

		Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.		amount	Value
Communication services cont.
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28		$3,402,000	$3,270,172
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23		10,036,000	10,512,710
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21		3,845,000	4,037,250
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21		928,125	927,847
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25		3,740,000	3,894,462
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23		1,889,000	1,940,948
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27		2,880,000	2,977,201
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22		555,000	561,244
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28		1,760,000	1,744,601
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		730,000	729,601
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	3,640,500	4,527,891
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		$3,535,000	3,641,050
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		2,073,000	2,114,460
Virgin Media Finance PLC 144A company guaranty sr. unsec.
unsub. notes 4.50%, 1/15/25 (United Kingdom)	EUR	3,165,000	3,669,880
Virgin Media Secured Finance PLC company guaranty sr. notes
Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	600,000	795,958
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	1,350,000	1,768,617
Ziggo Bond Co. BV 144A sr. unsec. bonds 4.625%,
1/15/25 (Netherlands)	EUR	1,025,000	1,179,781
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%,
1/15/27 (Netherlands)		$1,570,000	1,507,200
Ziggo BV 144A company guaranty sr. notes 5.50%,
1/15/27 (Netherlands)		1,075,000	1,061,563
			131,245,123
Consumer cyclicals (4.0%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27		5,627,000	5,085,401
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26		756,000	682,290
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25		939,000	877,777
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		580,000	587,976
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23		1,509,000	1,558,043

32 Diversified Income Trust

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Consumer cyclicals cont.
Boyd Gaming Corp. company guaranty sr. unsec. notes
6.00%, 8/15/26	$2,420,000	$2,480,500
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	1,335,000	1,336,269
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	1,945,000	1,988,763
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24	3,868,000	3,848,660
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	6,000	6,090
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	2,061,000	2,095,625
Cirsa Finance International SARL 144A sr. notes 7.875%,
12/20/23 (Luxembourg)	1,130,000	1,166,725
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	3,103,000	3,168,939
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	1,389,000	1,268,852
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25	2,790,000	2,687,105
Eldorado Resorts, Inc. company guaranty sr. unsec. notes
6.00%, 9/15/26	385,000	390,775
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23	1,394,000	1,458,696
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25	1,940,000	1,960,758
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26	1,496,000	1,522,479
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	3,255,000	3,458,438
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24	1,375,000	1,378,713
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	3,250,000	3,286,563
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	3,401,000	3,396,477
iHeartCommunications, Inc. company guaranty sr. notes 9.00%,
12/15/19 (In default) †	581,000	412,510
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)	1,085,000	1,133,825
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	1,345,000	1,398,800
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	450,000	447,750
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R	820,000	792,325
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R	2,840,000	2,726,400
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22	1,376,000	1,475,760
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21	3,634,000	3,743,020
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24	740,000	775,151

Diversified Income Trust 33

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Consumer cyclicals cont.
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds
7.40%, 4/1/37	$1,361,000	$483,155
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27	1,050,000	989,625
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25	1,200,000	1,140,000
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	1,029,000	1,092,027
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24	1,817,000	1,869,239
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes
6.375%, 2/1/24	1,810,000	1,895,976
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24	2,091,000	2,104,069
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26	3,192,000	3,295,740
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	1,798,000	1,833,960
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	662,000	644,623
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	3,230,000	3,391,500
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	4,572,000	4,646,296
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24	8,679,000	8,809,185
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	1,367,000	1,314,029
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22	3,597,000	3,552,038
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	2,510,000	2,572,750
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	246,000	251,535
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24	2,207,000	2,226,329
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	1,260,000	1,225,350
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	4,243,000	4,311,949
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	733,000	722,005
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	1,901,000	1,891,495
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	1,889,000	2,125,125
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company
guaranty sr. unsec. notes 9.375%, 4/1/27	545,000	557,944
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes
6.25%, 5/15/26	750,000	760,313
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	3,266,000	3,274,165
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	2,214,000	2,269,173
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	3,292,000	3,459,398

34 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.		amount	Value
Consumer cyclicals cont.
Scientific Games International, Inc. 144A company guaranty sr.
unsec. notes 8.25%, 3/15/26		$2,670,000	$2,725,135
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24		1,600,000	1,614,000
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24		2,578,000	2,671,453
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,062,000	4,062,000
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27		2,830,000	2,798,304
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24		5,090,000	5,029,531
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25		2,045,000	2,060,338
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22		45,000	46,013
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 12/15/24		75,000	75,750
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		2,834,000	2,967,454
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,416,000	2,476,400
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	138,475
Star Merger Sub, Inc. 144A sr. notes 6.875%, 8/15/26		905,000	925,363
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25		1,565,000	1,546,416
Tendam Brands SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	1,180,000	1,327,464
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24		$1,945,000	1,954,725
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22		1,804,000	1,841,207
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25		2,003,000	1,865,294
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23		1,745,000	1,679,563
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25		1,380,000	1,189,008
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes
5.50%, 4/15/26		2,935,000	3,012,044
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26		1,220,000	1,183,400
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26		1,630,000	1,658,526
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27		3,791,000	3,582,495
			169,736,806
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)		2,285,000	2,256,438
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)		1,600,000	1,584,000
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/
Albertson’s, LLC 144A company guaranty sr. unsec. notes
7.50%, 3/15/26		1,625,000	1,671,719

Diversified Income Trust 35

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Consumer staples cont.
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	$445,000	$429,425
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25	1,380,000	1,238,550
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes
7.75%, 1/15/27	165,000	175,725
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub.
notes 6.375%, 7/15/26	730,000	748,250
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25	1,386,000	1,455,300
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	3,633,000	3,651,165
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	2,987,000	2,938,461
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26	1,680,000	1,695,751
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24	1,680,000	1,713,600
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27	1,055,000	1,036,538
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	1,799,000	1,823,737
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24	440,000	444,951
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	3,582,000	3,608,866
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	715,000	772,665
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	1,595,000	1,579,050
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29	1,055,000	1,140,719
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28	1,290,000	1,362,563
		31,327,473
Energy (5.1%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	1,101,000	1,151,921
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company
guaranty sr. unsec. notes 7.875%, 12/15/24	793,000	293,410
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	1,618,000	1,640,248
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21	2,529,000	2,538,484
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	2,464,000	2,494,801
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22	1,019,000	1,116,111
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 7.00%, 11/1/26	1,176,000	1,130,431
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes
5.625%, 6/1/24 (Canada)	1,380,000	1,281,675
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	710,000	667,400
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	2,825,000	2,218,473
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	1,531,000	1,705,152
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	3,102,000	3,373,426
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	5,170,000	5,425,737

36 Diversified Income Trust

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Energy cont.
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 6/15/27	$671,000	$660,935
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 1/15/25	1,383,000	1,410,660
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	302,000	295,205
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes
9.75%, 8/15/26	2,064,000	1,898,880
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	1,342,000	1,364,064
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	2,957,000	2,735,225
DCP Midstream Operating LP company guaranty sr. unsec. unsub.
notes 5.375%, 7/15/25	1,042,000	1,086,285
DCP Midstream Operating LP 144A company guaranty sr. unsec.
unsub. bonds 6.75%, 9/15/37	1,698,000	1,748,940
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	1,972,000	1,917,770
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	727,000	620,676
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	4,923,000	5,138,381
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	720,000	736,056
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	2,105,000	2,204,988
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 5.50%, 1/30/26	835,000	855,875
Energy Transfer Partners LP company guaranty sr. unsec. notes
5.875%, 1/15/24	1,695,000	1,850,190
Energy Transfer Partners LP company guaranty sr. unsec. notes
5.50%, 6/1/27	837,000	906,833
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	4,320,000	4,106,808
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	1,368,000	1,154,250
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 9.375%, 5/1/24	1,367,000	485,285
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 7.75%, 5/15/26	1,669,000	1,356,063
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	3,407,000	3,466,623
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	3,898,000	4,034,430
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	2,192,000	1,939,920
Jagged Peak Energy, LLC company guaranty sr. unsec. notes
5.875%, 5/1/26	940,000	932,057
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	97,000	90,453
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	570,000	527,250
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	1,345,000	1,325,067

Diversified Income Trust 37

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Energy cont.
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.75%, 2/1/25	$2,245,000	$2,012,036
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.50%, 1/15/23	330,000	314,986
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	2,593,000	2,768,028
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	1,005,000	1,037,663
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	735,000	661,758
Noble Holding International, Ltd. 144A company guaranty sr.
unsec. notes 7.875%, 2/1/26	1,446,000	1,341,166
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	994,000	994,000
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	1,484,000	1,498,840
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	1,870,000	1,781,176
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	9,406,000	10,349,892
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	4,451,000	4,768,134
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	23,947,000	25,323,865
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	8,424,000	8,541,936
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	5,730,000	5,815,950
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	1,537,000	341,983
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	4,617,000	969,570
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	24,565,000	5,465,713
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	18,553,000	18,673,297
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	13,632,000	12,217,217
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	1,665,000	1,639,176
Precision Drilling Corp. 144A company guaranty sr. unsec. notes
7.125%, 1/15/26 (Canada)	1,480,000	1,467,513
Range Resources Corp. company guaranty sr. unsec. sub. notes
5.75%, 6/1/21	2,216,000	2,249,240
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	1,655,000	1,744,654
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	1,639,000	1,539,185
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	1,367,000	1,351,621
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	775,000	854,073
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	1,942,000	1,607,005
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	998,000	894,457

38 Diversified Income Trust

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Energy cont.
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	$3,730,000	$373
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	840,000	798,000
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	1,650,000	1,526,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	2,020,000	2,025,636
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	2,398,000	2,365,027
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	560,000	608,300
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27	900,000	970,875
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	1,545,075	1,566,320
Transocean Poseidon, Ltd. 144A company guaranty sr. notes
6.875%, 2/1/27	653,000	679,120
Transocean, Inc. company guaranty sr. unsec. unsub. bonds
7.50%, 4/15/31	2,565,000	2,193,075
Transocean, Inc. 144A company guaranty sr. unsec. notes
9.00%, 7/15/23	77,000	82,102
USA Compression Partners LP/USA Compression Finance Corp.
company guaranty sr. unsec. notes 6.875%, 4/1/26	2,490,000	2,555,363
USA Compression Partners LP/USA Compression Finance Corp.
144A sr. unsec. notes 6.875%, 9/1/27	540,000	548,775
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes
5.625%, 3/15/25 (Canada)	1,231,000	1,194,070
Weatherford International, Ltd. company guaranty sr. unsec. sub.
notes 9.875%, 2/15/24	1,371,000	987,120
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	1,145,000	1,122,100
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	576,000	801,492
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	853,000	1,086,130
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	317,000	356,625
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	1,818,000	1,845,270
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	511,000	530,163
		211,952,758
Financials (2.8%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	2,006,000	2,028,568
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	9,932,000	12,328,096
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,193,000	1,270,677
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	1,221,000	1,468,253
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	1,685,000	1,828,292
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	4,170,000	4,373,288
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	2,072,000	2,204,712
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	781,000	813,216
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	1,367,000	1,346,495
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	2,735,000	2,830,725

Diversified Income Trust 39

		Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.		amount	Value
Financials cont.
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes
6.625%, 3/15/26		$910,000	$925,106
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)		1,285,000	1,281,788
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		3,250,000	4,095,000
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,540,980
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		2,080,000	2,066,126
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)		1,155,000	1,150,957
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		1,662,000	1,475,026
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,481,000	1,314,388
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25		1,735,000	1,815,244
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		1,191,000	1,244,476
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)		1,290,000	1,354,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		1,110,000	1,157,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22		1,075,000	1,102,789
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22		3,267,000	3,307,838
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)		1,370,000	1,303,697
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		725,000	727,719
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		750,000	735,938
Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97		2,675,000	3,600,840
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual
maturity (United Kingdom)	GBP	100,000	221,011
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)		$1,455,000	1,487,738
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		4,195,000	4,248,696
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		935,000	1,256,406
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28 R		680,000	639,200
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	1,075,000	1,386,272
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 9.125%, 7/15/26		$610,000	619,912
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 8.125%, 7/15/23		1,570,000	1,617,100
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		3,743,000	3,743,000
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		2,500,000	2,275,000
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%,
perpetual maturity (United Kingdom)		1,370,000	1,469,325

40 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.		amount	Value
Financials cont.
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%,
perpetual maturity (United Kingdom)		$2,445,000	$3,059,307
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)		3,515,000	3,580,906
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)		1,580,000	1,586,549
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes
7.125%, 3/15/26		1,045,000	1,063,936
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		1,745,000	1,799,531
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R		2,020,000	2,009,900
Stearns Holdings, Inc. 144A company guaranty sr. notes
9.375%, 8/15/20		1,925,000	1,799,875
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23		2,667,000	2,506,980
Travelport Corporate Finance PLC 144A company guaranty sr.
notes 6.00%, 3/15/26 (United Kingdom)		2,342,000	2,529,360
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		1,400,000	1,402,765
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		10,740,000	11,075,625
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes
7.875%, 5/1/25		3,560,000	3,275,200
			115,345,503
Health care (1.8%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec.
notes 9.25%, 4/1/26		1,985,000	2,172,186
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,444,000	2,590,640
Bausch Health Cos., Inc. company guaranty sr. unsec. notes
Ser. REGS, 4.50%, 5/15/23	EUR	2,090,000	2,364,667
Bausch Health Cos., Inc. 144A company guaranty sr. notes
5.50%, 11/1/25		$550,000	561,688
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
9.00%, 12/15/25		1,540,000	1,672,902
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25		3,185,000	3,153,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.875%, 5/15/23		3,896,000	3,944,701
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24		1,985,000	2,100,130
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
6.50%, 3/15/22		660,000	683,100
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		670,000	686,951
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		2,705,000	2,834,299
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,466,000	1,491,655
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		950,000	991,563
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23		9,074,000	8,537,727
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22		1,380,000	917,700

Diversified Income Trust 41

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Health care cont.
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 8.00%, 3/15/26	$915,000	$878,400
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	1,642,000	1,759,351
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,885,000	1,998,463
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	741,000	816,953
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	3,400,000	3,463,751
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21	2,287,000	2,475,678
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	2,404,000	1,875,120
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	2,175,000	2,257,889
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25	395,000	390,556
Par Pharmaceutical, Inc. 144A company guaranty sr. notes
7.50%, 4/1/27	1,825,000	1,850,094
Service Corp. International sr. unsec. notes 5.375%, 1/15/22	2,587,000	2,611,577
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	600,000	596,251
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	4,990,000	5,120,988
Tenet Healthcare Corp. company guaranty sr. notes
4.625%, 7/15/24	1,135,000	1,136,759
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	4,416,000	4,576,081
Tenet Healthcare Corp. 144A company guaranty notes
6.25%, 2/1/27	900,000	934,245
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	2,520,000	2,540,445
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	2,240,000	2,247,468
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	955,000	988,425
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26	835,000	873,619
		74,095,172
Technology (0.7%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20 F	4,103,000	—
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26	7,005,000	7,534,234
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	2,271,000	2,408,059
First Data Corp. 144A notes 5.75%, 1/15/24	4,104,000	4,219,938
First Data Corp. 144A sr. notes 5.375%, 8/15/23	1,705,000	1,741,232
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24	502,000	447,221
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	562,000	596,422
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26	1,550,000	1,600,530
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes
5.50%, 9/30/27	1,267,000	1,279,670
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	1,435,000	1,445,763

42 Diversified Income Trust

	Principal
CORPORATE BONDS AND NOTES (23.2%)* cont.	amount	Value
Technology cont.
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	$5,000,000	$4,806,250
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	2,410,000	2,301,550
		28,380,869
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	3,638,000	3,656,190
		3,656,190
Utilities and power (0.6%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	4,414,000	4,579,525
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	2,193,000	2,281,137
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	965,000	977,063
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	860,000	868,600
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	1,946,000	1,936,270
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	1,105,000	1,099,475
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	510,000	521,475
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	2,495,000	2,733,400
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	1,216,000	1,337,600
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	2,133,000	2,295,641
NRG Energy, Inc. company guaranty sr. unsec. notes
5.75%, 1/15/28	755,000	800,300
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	1,162,000	1,228,839
Vistra Energy Corp. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	999,000	1,088,910
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	1,084,000	1,127,360
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	2,863,000	2,977,520
		25,853,115
Total corporate bonds and notes (cost $981,232,994)		$973,719,859

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (10.5%)*	amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)	$2,500,000	$1,959,376
Argentina (Republic of) sr. unsec. unsub. notes 7.50%,
4/22/26 (Argentina)	23,405,000	19,747,969
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)	756,000	608,580
Argentina (Republic of) sr. unsec. unsub. notes 5.875%,
1/11/28 (Argentina)	9,325,000	7,133,625
Argentina (Republic of) sr. unsec. unsub. notes 4.625%,
1/11/23 (Argentina)	16,490,000	13,501,188
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)	12,495,000	8,933,925
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)	16,593,000	16,706,828

Diversified Income Trust 43

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (10.5%)* cont.		amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%,
1/7/25 (Brazil)		$9,160,000	$9,308,850
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		12,708,000	9,308,610
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina)		740,000	602,175
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates
BADLAR + 3.83%), 45.784%, 5/31/22 (Argentina)	ARS	99,370,000	2,176,996
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$12,315,000	9,036,131
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		11,969,000	10,002,842
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		20,752,000	16,757,241
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		150,000	129,977
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%,
4/30/44 (Dominican Republic)		2,550,000	2,875,125
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		4,035,000	4,186,313
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		4,148,000	4,873,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		9,610,000	10,534,963
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
4/18/24 (Dominican Republic)		1,551,000	1,618,856
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%,
1/31/22 (Egypt)		4,405,000	4,454,556
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%,
2/21/23 (Egypt)		3,035,000	3,012,238
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)		7,155,000	7,101,338
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%,
2/21/23 (Egypt)		6,840,000	6,797,117
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		4,150,000	4,025,500
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	17,802,000	21,515,629
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	9,588,000	11,184,803
Hellenic (Republic of) sr. unsec. notes 3.375%, 2/15/25 (Greece)	EUR	4,000,000	4,581,049
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	248,000	250,394
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece) ††	EUR	644,642	661,893
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	614,000	644,027
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	814,000	875,266
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	1,051,000	1,152,138
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	2,764,000	3,055,343

44 Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (10.5%)* cont.		amount	Value
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	10,837,000	$11,970,293
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	6,993,734	7,846,635
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	12,337,512	13,861,198
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	4,433,876	5,017,968
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	14,152,500	16,238,487
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	14,823,487	17,080,373
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	5,181,000	6,054,256
Hellenic (Republic of) unsec. bonds 4.00%, 1/30/37 (Greece)	EUR	4,000,000	4,262,113
Hellenic (Republic of) unsec. bonds 3.90%, 1/30/33 (Greece)	EUR	4,000,000	4,379,537
Hellenic (Republic of) unsec. notes 3.50%, 1/30/23 (Greece)	EUR	10,000,000	11,753,475
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)		$2,705,000	2,982,300
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		21,200,000	22,366,000
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		3,055,000	3,738,373
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		12,420,000	12,823,563
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		5,860,000	5,859,947
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		6,795,000	6,251,400
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
3/3/28 (Ivory Coast)		3,920,000	3,817,100
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		6,251,000	6,094,725
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33
(Ivory Coast)		8,300,000	7,649,629
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%,
3/22/30 (Ivory Coast)	EUR	4,445,000	4,770,727
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,637,000	1,795,249
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		325,000	334,344
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%,
3/21/29 (Russia)		200,000	195,250
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		6,485,000	6,311,786
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		4,830,000	4,528,125
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		5,520,000	5,675,300
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		15,120,000	15,375,362
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%,
3/31/38 (Venezuela)		2,900,000	812,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)
(In default) †		13,582,000	3,989,712

Diversified Income Trust 45

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (10.5%)* cont.	amount	Value
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †	$2,093,000	$601,738
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	21,992,000	6,432,661
Vietnam (Republic of) 144A sr. unsec. bonds 4.80%,
11/19/24 (Vietnam)	600,000	627,797
Total foreign government and agency bonds and notes (cost $451,915,548)		$440,812,184

PURCHASED SWAP OPTIONS OUTSTANDING (2.8%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$41,743,200	$3,787,778
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		41,743,200	3,412,924
Citibank, N.A.
2.41/3 month USD-LIBOR-BBA/Apr-21	Apr-19/2.41		888,895,600	1,306,677
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	2,854,308
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	2,159,896
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	464,915,100	2,039,137
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	464,915,100	1,168,201
2.10625/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.10625		$630,626,300	517,114
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		196,939,100	15,495,171
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		157,551,500	9,697,295
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	87,284,000	7,843,636
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	34,816,000	6,658,852
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	63,672,400	4,907,578
2.56/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56		$442,039,700	3,487,693
2.486/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486		442,039,700	3,076,596
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		196,939,100	1,985,146
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,977,850
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,951,737
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,929,200
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,902,013
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	63,672,400	1,532,056
(2.486)/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486		$442,039,700	1,038,793
(2.56)/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56		442,039,700	861,977
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		157,551,500	311,952
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		393,878,600	51,204
(1.516)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.516	GBP	140,033,900	12,767
Morgan Stanley & Co. International PLC
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		$1,093,918,200	6,366,604
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		44,214,400	6,172,330
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	6,093,629
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	6,089,649
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		83,940,300	3,618,666
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		83,940,300	3,571,660
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		83,940,300	1,512,604
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		83,940,300	1,508,407

46 Diversified Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (2.8%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Morgan Stanley & Co. International PLC cont.
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		$10,000,000	$1,154,900
(0.60)/6 month EUR-EURIBOR-Reuters/Apr-29	Apr-19/0.60	EUR	82,165,600	72,814
(0.80)/6 month EUR-EURIBOR-Reuters/May-29	May-19/0.80	EUR	557,220,400	62,506
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		$393,878,600	51,204
NatWest Markets PLC
(1.52)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.52	GBP	114,394,600	8,940
Total purchased swap options outstanding (cost $108,080,434)				$118,251,464

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.2%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$143,874,814	GBP	110,464,750	$908,857
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	156,454,300		$156,454,300	157
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Call)	Apr-19/$94.56	64,000,000		64,000,000	1,574,848
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	May-19/99.63	266,000,000		266,000,000	838,432
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Apr-19/99.85	69,000,000		69,000,000	1,043,004
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.07	194,000,000		194,000,000	463,245
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.32	194,000,000		194,000,000	661,380
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.44	194,000,000		194,000,000	782,555
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.19	194,000,000		194,000,000	555,005
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.94	194,000,000		194,000,000	64,233
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.57	194,000,000		194,000,000	31,672
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.69	194,000,000		194,000,000	40,182
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.82	194,000,000		194,000,000	50,913
Total purchased options outstanding (cost $7,925,409)					$7,014,483

Diversified Income Trust 47

		Principal
CONVERTIBLE BONDS AND NOTES (1.8%)*		amount	Value
Basic materials (0.1%)
BASF SE cv. sr. unsec. notes 0.925%, 3/9/23 (Germany)		$500,000	$459,750
Patrick Industries, Inc. cv. sr. unsec. notes 1.00%, 2/1/23		461,000	411,443
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	670,048
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	200,000	251,090
Wendel SA cv. sr. unsec. notes zero %, 7/31/19 (Units) (France)	EUR	4,613	268,753
			2,061,084
Capital goods (0.1%)
Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	600,000	753,115
Bekaert SA cv. sr. unsec. unsub. notes zero %, 6/9/21 (Belgium)	EUR	200,000	203,062
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21		$697,000	641,308
Fortive Corp. 144A cv. company guaranty sr. unsec. notes
0.875%, 2/15/22		810,000	851,355
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	172,756
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22		391,000	409,034
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24		621,000	683,043
MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%,
5/17/23 (Germany)	EUR	100,000	185,933
			3,899,606
Communication services (0.1%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24		$295,000	301,224
America Movil SAB de CV cv. sr. unsec. unsub. notes zero %,
5/28/20 (Mexico)	EUR	1,100,000	1,223,190
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%,
1/16/26 (Spain)	EUR	300,000	355,774
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$1,240,000	1,053,381
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		343,000	374,610
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23		677,000	964,921
Telefonica Participaciones SAU cv. company guaranty sr. unsec.
unsub. notes zero %, 3/9/21 (Spain)	EUR	500,000	556,837
Telenor East Holding II AS cv. company guaranty sr. unsec. unsub.
notes 0.25%, 9/20/19 (Norway)		$400,000	393,932
Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20
(United Kingdom)	GBP	300,000	380,235
			5,604,104
Conglomerates (—%)
Siemens Financieringsmaatschappij NV cv. company guaranty sr.
unsec. unsub. notes 1.65%, 8/16/19 (Netherlands)		$500,000	513,585
			513,585
Consumer cyclicals (0.2%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24		54,951	78,105
Compagnie Generale des Etablissements Michelin SCA cv. sr.
unsec. unsub. notes zero %, 1/10/22 (France)		400,000	387,840
Ctrip.com International, Ltd. cv. sr. unsec. notes 1.25%,
9/15/22 (China)		343,000	347,967
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49		742,000	799,228
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		1,121,000	1,288,819
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		1,235,000	1,384,311
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		759,000	850,067
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		807,000	930,554

48 Diversified Income Trust

		Principal
CONVERTIBLE BONDS AND NOTES (1.8%)* cont.		amount	Value
Consumer cyclicals cont.
LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %,
2/16/21 (Units) (France)		$596	$233,245
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	208,923
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21		$425,000	469,115
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes
0.35%, 6/15/20		871,000	1,177,325
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23		861,000	1,037,313
Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22		351,000	383,029
Valeo SA cv. sr. unsec. unsub. notes zero %, 6/16/21 (France)		400,000	370,448
			9,946,289
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25		728,000	717,201
Etsy, Inc. cv. sr. unsec. notes zero %, 3/1/23		170,000	327,872
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 10/1/22		467,000	685,460
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47		701,000	682,854
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22		646,000	990,127
			3,403,514
Energy (0.1%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub.
notes 1.00%, 4/28/23 (United Kingdom)	GBP	200,000	340,617
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $372,917) (Cayman Islands) ∆∆		$566,658	192,664
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45		838,000	655,212
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26		1,237,000	1,146,196
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23		384,000	358,515
RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	500,000	565,867
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		$800,000	844,160
			4,103,231
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R		272,000	274,094
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%,
1/5/26 (Germany)	EUR	600,000	725,871
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R		$826,000	944,184
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23		1,014,000	983,783
Unibail-Rodamco SE cv. sr. unsec. notes zero %, 7/1/21
(Units) (France)	EUR	1,530	494,034
			3,421,966
Health care (0.3%)
Bayer AG cv. sr. unsec. unsub. notes 0.05%, 6/15/20 (Germany)	EUR	400,000	446,809
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
0.599%, 8/1/24		$915,000	936,160
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25		318,000	247,984
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24		412,000	457,121
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23		1,033,000	1,063,978

Diversified Income Trust 49

		Principal
CONVERTIBLE BONDS AND NOTES (1.8%)* cont.		amount	Value
Health care cont.
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25		$456,000	$622,441
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		391,000	397,950
Fresenius Medical Care AG & Co KGaA cv. company guaranty sr.
unsec. unsub. notes 1.125%, 1/31/20 (Germany)	EUR	200,000	242,110
GN Store Nord cv. sr. unsec. notes Ser. GNDC, zero %,
5/31/22 (Denmark)	EUR	200,000	284,364
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23		$1,196,000	1,272,628
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24		573,000	690,107
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub.
bonds 1.875%, 8/15/21 (Ireland)		1,382,000	1,399,065
Ligand Pharmaceuticals, Inc. 144A cv. sr. sub. unsec. notes
0.75%, 5/15/23		676,000	578,101
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22		986,000	985,490
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		358,000	483,788
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24
(acquired 1/7/19, cost $170,820) ∆∆		104,000	187,655
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23		592,000	573,268
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes
1.75%, 2/15/26		500,000	531,715
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25		587,000	756,968
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec.
notes 1.625%, 6/15/23		783,000	875,492
			13,033,194
Technology (0.6%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25		1,315,000	1,310,588
Alteryx, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/23		137,000	272,827
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22		195,000	226,914
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23		331,000	691,642
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23		901,000	923,513
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22		368,000	831,529
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22		335,000	604,103
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21		329,000	343,139
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39		284,000	745,671
iQIYI, Inc. 144A cv. sr. unsec. notes 2.00%, 4/1/25 (China)		220,000	228,800
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29		593,000	790,775
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27		2,684,000	2,954,494
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23		735,000	824,217
Nice Systems, Inc. cv. company guaranty sr. unsec. notes
1.25%, 1/15/24		433,000	660,478
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25		741,000	733,168
Okta, Inc. cv. sr. unsec. notes 0.25%, 2/15/23		229,000	413,460
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23		1,372,000	1,688,732
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22		576,000	582,481
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23		1,652,000	1,829,159
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24		812,000	866,598
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22		552,000	849,815
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19		161,000	399,542
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		529,000	979,969

50 Diversified Income Trust

		Principal
CONVERTIBLE BONDS AND NOTES (1.8%)* cont.		amount	Value
Technology cont.
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25		$1,310,000	$1,434,833
STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		400,000	412,516
STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)		200,000	207,324
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20		194,000	252,117
Twilio, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/23		334,000	636,293
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		1,024,000	963,544
Ubisoft Entertainment SA cv. sr. unsec. notes zero %, 9/27/21
(Units) (France)	EUR	3,000	275,493
Vocera Communications, Inc. 144A cv. sr. unsec. notes
1.50%, 5/15/23		$215,000	252,086
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes
1.50%, 2/1/24		418,000	367,637
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)		371,000	407,634
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		969,000	1,368,108
			26,329,199
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24		506,000	504,676
DP World, Ltd. cv. sr. unsec. unsub. notes 1.75%, 6/19/24 (United
Arab Emirates)		200,000	192,969
			697,645
Utilities and power (0.1%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	238,172
Iberdrola International BV cv. company guaranty sr. unsec. unsub.
notes zero %, 11/11/22 (Spain)	EUR	300,000	361,960
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48		$1,304,000	1,482,945
SUEZ cv. sr. unsec. notes zero %, 2/27/20 (Units) (France)	EUR	19,037	390,841
Veolia Environnement SA cv. sr. unsec. notes zero %, 3/15/21
(Units) (France)	EUR	10,519	351,843
			2,825,761
Total convertible bonds and notes (cost $74,371,392)			$75,839,178

	Principal
SENIOR LOANS (1.3%)*c	amount	Value
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.50%), 6.303%, 4/21/24	$1,026,713	$766,954
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.25%), 6.778%, 12/15/24	3,383,475	3,364,020
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 4.662%, 9/15/23	1,974,570	1,947,914
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.956%, 6/21/24	3,888,865	3,723,588
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 6.033%, 4/3/24	802,775	781,702
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 7.037%, 12/31/22	1,620,000	1,587,600
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 6.633%, 5/5/24	831,515	823,200
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 4.25%), 6.879%, 6/30/24	1,776,933	1,664,764

Diversified Income Trust 51

	Principal
SENIOR LOANS (1.3%)*c cont.	amount	Value
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.00%), 4.49%, 4/26/24	$599,478	$597,530
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.75%), 7.243%, 4/16/21	122,192	121,734
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 2.75%), 5.25%, 6/26/25	3,225,625	3,181,272
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA
LIBOR USD 3 Month + 8.75%), 11.243%, 1/30/20 (In default) †	2,744,000	1,951,670
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 9.25%), 11.727%, 5/21/24	2,716,000	2,586,990
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 7.761%, 10/16/23	1,135,419	1,125,484
KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 6.75%), 9.553%, 3/21/23	810,050	689,555
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 5.222%, 11/1/23	606,180	598,982
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD
3 Month + 7.25%), 9.749%, 10/17/22	1,381,317	1,141,313
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 6.25%, 7/30/25	641,776	639,368
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 5.89%, 11/6/24	4,155,139	4,132,631
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.749%, 6/1/25	460,303	442,850
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 5.743%, 2/28/25	1,489,950	1,441,526
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.738%, 11/3/23	799,438	746,475
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.75%), 6.243%, 10/1/25	4,650,345	4,507,928
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 6.128%, 9/7/23	1,616,736	1,165,667
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 5.243%, 2/5/23	1,642,970	1,621,551
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 10.50%, 2/28/26	1,360,000	1,176,400
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.50%), 6.00%, 2/28/25	2,012,019	1,886,268
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 7.00%), 9.493%, 11/28/22	2,906,213	2,819,026
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 3/28/25	3,355,181	3,108,576
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 5.00%), 7.633%, 3/18/26 (Luxembourg)	1,580,000	1,538,525
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 6.629%, 11/15/23	2,414,262	2,261,360
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 6.797%, 7/24/24	1,031,905	990,629
Total senior loans (cost $58,286,692)		$55,133,052

52 Diversified Income Trust

	Principal
ASSET-BACKED SECURITIES (0.2%)*	amount	Value
Nationstar HECM Loan Trust 144A
Ser. 18-2A, Class M5, 6.00%, 7/25/28 W	$2,739,000	$2,680,358
Ser. 18-1A, Class M5, 6.00%, 2/25/28 W	4,730,000	4,649,590
Total asset-backed securities (cost $7,259,947)		$7,329,948

COMMON STOCKS (—%)*	Shares	Value
Nine Point Energy F	35,852	$517,703
Total common stocks (cost $474,672)		$517,703

	Principal amount/
SHORT-TERM INVESTMENTS (25.6%)*	shares	Value
Albermarle Corp. commercial paper 2.748%, 5/3/19	$7,000,000	$6,980,264
American Electric Power Co., Inc. commercial paper
2.745%, 4/8/19	9,750,000	9,742,804
Autonation, Inc. commercial paper 2.851%, 4/1/19	10,000,000	9,997,517
Aviation Capital Group, LLC commercial paper 2.756%, 4/17/19	4,750,000	4,743,269
Aviation Capital Group, LLC commercial paper 2.747%, 4/2/19	10,000,000	9,997,052
B.A.T. International Finance PLC commercial paper
2.827%, 4/11/19	4,325,000	4,320,838
Berkshire Hathaway Energy Co. commercial paper
2.656%, 4/5/19	15,000,000	14,992,300
Boston Scientific Corp. commercial paper 2.856%, 4/16/19	3,000,000	2,995,959
Cabot Corp. commercial paper 2.744%, 4/9/19	10,250,000	10,241,700
Canadian Natural Resources, Ltd. commercial paper
2.757%, 4/25/19	5,000,000	4,989,178
CenterPoint Energy, Inc. commercial paper 2.779%, 4/18/19	10,000,000	9,985,167
Chariot Funding, LLC asset-backed commercial paper
2.594%, 7/12/19	18,400,000	18,266,907
Chariot Funding, LLC asset-backed commercial paper
2.562%, 7/25/19	10,000,000	9,918,711
CHARTA, LLC asset-backed commercial paper 2.866%, 4/3/19	10,000,000	9,996,629
CRC Funding, LLC asset-backed commercial paper
2.568%, 6/3/19	6,000,000	5,972,434
Eastman Chemical Co. commercial paper 2.738%, 5/1/19	10,250,000	10,224,218
Enbridge US, Inc. commercial paper 2.808%, 4/5/19	10,000,000	9,994,847
Entergy Corp. commercial paper 2.870%, 5/14/19	14,000,000	13,948,981
Enterprise Products Operating, LLC commercial paper
2.701%, 4/1/19	10,000,000	9,997,800
ETP Legacy LP commercial paper 3.051%, 4/1/19	21,000,000	20,994,785
Eversource Energy commercial paper 2.654%, 4/16/19	10,000,000	9,986,530
Export Development Canada commercial paper 2.837%, 5/17/19	5,000,000	4,982,973
FMC Technologies, Inc. commercial paper 2.747%, 4/16/19	10,000,000	9,986,530
Fortive Corp. commercial paper 2.755%, 4/9/19	10,000,000	9,991,872
GlaxoSmithKline, LLC commercial paper 2.485%, 4/8/19	5,000,000	4,996,597
Interest in $79,033,000 tri-party repurchase agreement dated
3/29/19 with Citigroup Global Markets, Inc. due 4/1/19 —
maturity value of $79,050,058 for an effective yield of 2.590%
(collateralized by various mortgage backed securities with
coupon rates ranging from 2.000% to 8.500% and due dates
ranging from 5/1/21 to 11/15/60, valued at $80,631,821)	79,033,000	79,033,000

Diversified Income Trust 53

	Principal amount/
SHORT-TERM INVESTMENTS (25.6%)* cont.		shares	Value
Interest in $80,000,000 tri-party repurchase agreement dated
3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due
4/1/19 — maturity value of $80,017,333 for an effective yield of 2.600% (collateralized by various mortgage backed securities with coupon rates ranging from 4.000% to 5.000% and due dates
ranging from 10/1/47 to 2/1/49, valued at $81,600,000)		$80,000,000	$80,000,000
Kinder Morgan, Inc./DE commercial paper 2.701%, 4/1/19		10,000,000	9,997,517
Kroger Co. (The) commercial paper 2.701%, 4/1/19		10,000,000	9,997,871
Lowe’s Cos., Inc. commercial paper 2.726%, 4/5/19		5,000,000	4,997,433
Magna International, Inc. commercial paper 2.651%, 4/1/19		10,000,000	9,997,808
Marriott International, Inc./MD commercial paper
2.893%, 5/14/19		9,700,000	9,665,754
Marsh & McLennan Companies, Inc. commercial paper
2.738%, 5/6/19		10,000,000	9,970,962
Marsh & McLennan Companies, Inc. commercial paper
2.737%, 5/3/19		2,500,000	2,493,323
Mitsubishi UFJ Trust & Banking Corp. commercial paper
2.607%, 5/14/19		10,000,000	9,968,401
Molson Coors Brewing Co. commercial paper 2.908%, 4/18/19		10,000,000	9,984,822
NextEra Energy Capital Holdings, Inc. commercial paper
2.760%, 5/15/19		6,000,000	5,978,341
NiSource, Inc. commercial paper 2.778%, 4/26/19		10,000,000	9,978,728
Nutrien, Ltd. commercial paper 2.702%, 4/1/19		10,250,000	10,247,480
Old Line Funding, LLC asset-backed commercial paper
2.745%, 5/23/19		10,000,000	9,961,836
Puget Sound Energy, Inc. commercial paper 2.757%, 4/25/19		10,250,000	10,228,990
Puget Sound Energy, Inc. commercial paper 2.736%, 4/2/19		5,525,000	5,523,377
Puget Sound Energy, Inc. commercial paper 2.726%, 4/3/19		3,475,000	3,473,723
Putnam Short Term Investment Fund 2.64% L	Shares	228,003,214	228,003,214
Rogers Communications, Inc. commercial paper 2.750%, 4/25/19		$10,250,000	10,228,990
Sheffield Receivables Co., LLC asset-backed commercial paper
2.755%, 12/18/19		5,000,000	4,901,183
Stanley Black & Decker, Inc. commercial paper 2.603%, 4/8/19		15,000,000	14,988,754
State Street Institutional U.S. Government Money Market Fund,
Premier Class 2.39% P	Shares	15,302,000	15,302,000
Suncor Energy, Inc. commercial paper 2.861%, 6/25/19		$5,000,000	4,965,093
Telus Corp. commercial paper 2.800%, 4/26/19		10,250,000	10,228,196
U.S. Treasury Bills 2.547%, 6/13/19 ∆ §		31,554,000	31,402,757
U.S. Treasury Bills 2.532%, 6/6/19 ∆		17,015,000	16,941,382
U.S. Treasury Bills 2.528%, 6/20/19 ∆ §		10,978,000	10,920,329
U.S. Treasury Bills 2.479%, 4/11/19 ∆		22,605,000	22,590,091
U.S. Treasury Bills 2.473%, 7/25/19 # ∆ §		30,703,000	30,471,141
U.S. Treasury Bills 2.470%, 5/9/19 ∆		6,800,000	6,783,025
U.S. Treasury Bills 2.466%, 7/18/19 # ∆ §		29,370,000	29,161,950
U.S. Treasury Bills 2.462%, 8/1/19 ∆ §		11,077,000	10,988,071
U.S. Treasury Bills 2.457%, 5/16/19 ∆		916,000	913,295
UnitedHealth Group, Inc. commercial paper 2.739%, 6/13/19		10,000,000	9,942,979
Victory Receivables Corp. asset-backed commercial paper
2.521%, 4/22/19		10,000,000	9,983,540
Waste Management, Inc. commercial paper 2.718%, 4/15/19		17,500,000	17,477,861
Welltower, Inc. commercial paper 2.807%, 4/18/19		10,000,000	9,984,956

54 Diversified Income Trust

	Principal amount/
SHORT-TERM INVESTMENTS (25.6%)* cont.	shares	Value
Westar Energy, Inc. commercial paper 2.732%, 4/2/19	$10,000,000	$9,997,063
Westar Energy, Inc. commercial paper 2.732%, 4/1/19	10,250,000	10,247,745
Williams Cos., Inc. (The) commercial paper 2.889%, 4/29/19	10,000,000	9,976,466
WRKCo., Inc. commercial paper 2.746%, 4/17/19	9,750,000	9,736,111
WRKCo., Inc. commercial paper 2.716%, 4/5/19	5,000,000	4,997,433
Total short-term investments (cost $1,070,949,867)		$1,070,878,853

TOTAL INVESTMENTS
Total investments (cost $5,401,588,189)		$5,369,346,068

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Diversified Income Trust 55

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2018 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $4,190,651,393.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $380,319, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,212,954 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $90,960,862 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $59,892,897 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

 W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $1,929,732,531 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

56 Diversified Income Trust

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	84.6%	United Kingdom	0.8%
Greece	2.7	Bermuda	0.6
Argentina	1.9	Ivory Coast	0.5
Canada	1.8	Dominican Republic	0.5
Brazil	1.5	Other	3.1
Mexico	1.1	Total	100.0%
Indonesia	0.9

FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $2,744,316,140) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	4/17/19	$43,280,509	$43,269,858	$10,651
	Brazilian Real	Buy	4/2/19	15,865,759	16,364,276	(498,517)
	Brazilian Real	Sell	4/2/19	15,865,759	16,247,744	381,985
	British Pound	Buy	6/19/19	526,662	535,889	(9,227)
	Canadian Dollar	Buy	4/17/19	34,330,323	34,865,857	(535,534)
	Canadian Dollar	Sell	4/17/19	34,330,323	34,264,229	(66,094)
	Euro	Sell	6/19/19	32,708,913	33,505,626	796,713
	Hong Kong Dollar	Sell	5/15/19	1,026,092	1,025,896	(196)
	Japanese Yen	Sell	5/15/19	3,366,591	3,410,831	44,240
	New Zealand Dollar	Buy	4/17/19	33,917,865	33,775,426	142,439
	New Zealand Dollar	Sell	4/17/19	33,917,865	33,937,261	19,396
	Norwegian Krone	Buy	6/19/19	53,820,462	54,292,200	(471,738)
	Swedish Krona	Sell	6/19/19	730,914	737,652	6,738
Barclays Bank PLC
	Australian Dollar	Buy	4/17/19	5,875,334	5,853,323	22,011
	British Pound	Sell	6/19/19	408,464	415,108	6,644
	Canadian Dollar	Sell	4/17/19	68,423,109	68,997,061	573,952
	Euro	Sell	6/19/19	55,880,181	56,822,584	942,403
	Hong Kong Dollar	Sell	5/15/19	1,017,226	1,019,712	2,486
	Japanese Yen	Sell	5/15/19	8,069,460	8,334,018	264,558
	New Zealand Dollar	Buy	4/17/19	34,932,503	34,832,868	99,635
	New Zealand Dollar	Sell	4/17/19	34,932,503	34,922,692	(9,811)
	Norwegian Krone	Buy	6/19/19	25,909,391	25,891,578	17,813
	Swedish Krona	Buy	6/19/19	17,952,769	17,848,889	103,880
	Swiss Franc	Sell	6/19/19	102,483	102,586	103
Citibank, N.A.
	Australian Dollar	Buy	4/17/19	41,760,395	41,761,771	(1,376)
	British Pound	Buy	6/19/19	1,679,226	1,686,942	(7,716)
	Canadian Dollar	Sell	4/17/19	25,638,892	25,965,551	326,659
	Euro	Sell	6/19/19	46,217,420	47,004,187	786,767
	Japanese Yen	Sell	5/15/19	42,595,018	43,588,166	993,148
	New Zealand Dollar	Buy	4/17/19	17,478,888	17,504,960	(26,072)
	New Zealand Dollar	Sell	4/17/19	17,478,888	17,645,955	167,067
	Norwegian Krone	Buy	6/19/19	334,928	335,714	(786)

Diversified Income Trust 57

FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $2,744,316,140) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International
	Australian Dollar	Buy	4/17/19	$34,376,737	$34,718,152	$(341,415)
	Canadian Dollar	Sell	4/17/19	584,444	621,804	37,360
	Euro	Sell	6/19/19	38,661,984	39,137,882	475,898
	Japanese Yen	Sell	5/15/19	9,191,711	9,387,030	195,319
	New Zealand Dollar	Buy	4/17/19	859,462	856,982	2,480
	New Zealand Dollar	Sell	4/17/19	859,462	841,772	(17,690)
Goldman Sachs International
	Australian Dollar	Buy	4/17/19	42,325,127	42,611,543	(286,416)
	Brazilian Real	Buy	4/2/19	33,834,242	34,721,622	(887,380)
	Brazilian Real	Sell	4/2/19	33,834,242	34,110,007	275,765
	British Pound	Sell	6/19/19	2,257,142	2,293,159	36,017
	Euro	Sell	6/19/19	50,052,669	50,924,255	871,586
	Japanese Yen	Sell	5/15/19	25,716,542	26,206,943	490,401
	New Zealand Dollar	Sell	4/17/19	17,547,892	19,102,931	1,555,039
	Norwegian Krone	Buy	6/19/19	82,728,640	83,412,629	(683,989)
	South African Rand	Buy	4/17/19	1,750,333	1,741,883	8,450
	South African Rand	Sell	4/17/19	1,750,333	1,749,149	(1,184)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/19	65,021,160	64,794,011	227,149
	British Pound	Buy	6/19/19	32,773,864	33,387,582	(613,718)
	Canadian Dollar	Sell	4/17/19	26,312,647	26,342,494	29,847
	Chinese Yuan (Offshore)	Buy	5/15/19	12,601,747	12,504,007	97,740
	Euro	Sell	6/19/19	58,391,846	59,385,637	993,791
	Japanese Yen	Buy	5/15/19	17,312,359	17,375,936	(63,577)
	Mexican Peso	Buy	4/17/19	1,724,450	1,684,975	39,475
	Mexican Peso	Sell	4/17/19	1,724,450	1,741,153	16,703
	New Zealand Dollar	Buy	4/17/19	17,589,037	17,646,530	(57,493)
	New Zealand Dollar	Sell	4/17/19	17,589,037	17,413,742	(175,295)
	Norwegian Krone	Sell	6/19/19	6,456,784	6,467,202	10,418
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/19	34,396,198	34,406,804	(10,606)
	Australian Dollar	Sell	4/17/19	34,396,198	34,729,882	333,684
	British Pound	Buy	6/19/19	38,069,904	38,739,032	(669,128)
	Canadian Dollar	Sell	4/17/19	57,300,924	57,144,532	(156,392)
	Euro	Sell	6/19/19	29,542,342	30,495,440	953,098
	Japanese Yen	Buy	5/15/19	10,333,941	9,737,142	596,799
	New Zealand Dollar	Buy	4/17/19	17,436,313	17,388,196	48,117
	New Zealand Dollar	Sell	4/17/19	17,436,313	17,635,691	199,378
	Norwegian Krone	Buy	6/19/19	52,162,862	52,629,575	(466,713)
	Swedish Krona	Sell	6/19/19	3,807,258	3,812,894	5,636
	Swiss Franc	Buy	6/19/19	303,505	264,669	38,836
NatWest Markets PLC
	Australian Dollar	Buy	4/17/19	80,646,051	80,299,838	346,213
	Canadian Dollar	Sell	4/17/19	33,595,706	33,905,771	310,065

58 Diversified Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $2,744,316,140) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
NatWest Markets PLC cont.
	Euro	Sell	6/19/19	$77,462,847	$78,588,991	$1,126,144
	Japanese Yen	Sell	5/15/19	27,018,372	27,080,919	62,547
	New Zealand Dollar	Buy	4/17/19	55,184,871	54,994,472	190,399
	New Zealand Dollar	Sell	4/17/19	55,184,871	54,405,619	(779,252)
	Norwegian Krone	Sell	6/19/19	6,878,140	6,881,550	3,410
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/19	1,500,938	1,339,942	160,996
	British Pound	Sell	6/19/19	17,456,599	17,464,502	7,903
	Canadian Dollar	Sell	4/17/19	27,250,064	25,765,595	(1,484,469)
	Euro	Sell	6/19/19	41,118,096	41,594,600	476,504
	Japanese Yen	Sell	5/15/19	52,397,567	53,201,600	804,033
	New Zealand Dollar	Buy	4/17/19	100,550,811	100,323,775	227,036
	New Zealand Dollar	Sell	4/17/19	95,368,289	94,572,057	(796,232)
	Norwegian Krone	Buy	6/19/19	41,029,898	41,373,622	(343,724)
	Swedish Krona	Sell	6/19/19	29,110,326	29,167,227	56,901
UBS AG
	Australian Dollar	Buy	4/17/19	52,115,882	52,077,880	38,002
	British Pound	Sell	6/19/19	22,358	22,721	363
	Canadian Dollar	Sell	4/17/19	16,540,740	16,663,732	122,992
	Euro	Sell	6/19/19	64,820,736	65,717,587	896,851
	Japanese Yen	Sell	5/15/19	16,429,633	17,277,335	847,702
	New Zealand Dollar	Buy	4/17/19	21,533,762	21,475,129	58,633
	New Zealand Dollar	Sell	4/17/19	21,533,762	21,184,016	(349,746)
	Norwegian Krone	Buy	6/19/19	191,344	192,891	(1,547)
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/19	39,104,632	39,339,231	(234,599)
	Canadian Dollar	Sell	4/17/19	2,157,659	2,251,305	93,646
	Euro	Sell	6/19/19	37,291,654	37,922,216	630,562
	New Zealand Dollar	Buy	4/17/19	17,194,625	17,155,607	39,018
	New Zealand Dollar	Sell	4/17/19	17,194,625	17,145,131	(49,494)
Unrealized appreciation						19,748,194
Unrealized (depreciation)						(10,097,126)
Total						$9,651,068

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Schatz 2 yr (Short)	1,005	$126,235,996	$126,236,029	Jun-19	$(261,659)
U.K. Gilt 10 yr (Short)	126	21,230,743	21,230,737	Jun-19	(356,128)
U.S. Treasury Bond Ultra 30 yr (Long)	266	44,688,000	44,688,000	Jun-19	1,719,620
U.S. Treasury Note 2 yr (Long)	937	199,668,844	199,668,844	Jun-19	854,370

Diversified Income Trust 59

FUTURES CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 5 yr (Short)	1,567	$181,502,672	$181,502,672	Jun-19	$(1,925,550)
U.S. Treasury Note Ultra 10 yr (Long)	173	22,971,156	22,971,156	Jun-19	529,423
Unrealized appreciation					3,103,413
Unrealized (depreciation)					(2,543,337)
Total					$560,076

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/19 (premiums $100,506,731) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A.
(2.421)/3 month USD-LIBOR-BBA/Apr-29	Apr-19/2.421	$200,001,600		$1,174,009
Goldman Sachs International
(2.20625)/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.20625	315,313,200		595,942
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	2,088,708
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	2,761,196
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	464,915,100	2,957,010
JPMorgan Chase Bank N.A.
1.361/3 month GBP-LIBOR-BBA/Apr-24	Apr-19/1.361	GBP	136,113,000	7,091
1.628/3 month GBP-LIBOR-BBA/Apr-49	Apr-19/1.628	GBP	26,886,600	10,506
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	$787,757,000		23,633
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	196,939,100		399,786
2.56/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56	442,039,700		2,440,059
2.486/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486	442,039,700		2,674,340
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	2,915,549
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	4,599,025
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	$196,939,100		4,696,998
(2.486)/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486	442,039,700		4,747,506
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	196,939,100		4,931,355
(2.56)/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56	442,039,700		5,101,138
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	95,392,000	13,681,784
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	$196,939,100		14,183,552
Morgan Stanley & Co. International PLC
0.90/6 month EUR-EURIBOR-Reuters/May-29	May-19/0.90	EUR	557,220,400	18,752
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	$787,757,000		23,633
1.369/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.369	GBP	70,662,200	98,476
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	$61,047,700		560,418
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	61,047,700		590,942
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75	10,000,000		910,000
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	22,892,700		938,830
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	22,892,700		966,072
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	22,892,700		1,385,924
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	22,892,700		1,425,071
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	61,047,700		2,129,954
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	61,047,700		2,142,774

60 Diversified Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/19 (premiums $100,506,731) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount		Value
Morgan Stanley & Co. International PLC cont.
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58	$1,093,918,200		$2,264,411
(0.50)/6 month EUR-EURIBOR-Reuters/May-29	May-19/0.50	EUR	557,220,400	3,375,335
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80	$1,093,918,200		4,145,950
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	44,214,400		5,028,062
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	44,214,400		5,032,925
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00	44,214,400		5,167,337
NatWest Markets PLC
1.668/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.668	GBP	228,788,900	298
Total				$106,194,351

WRITTEN OPTIONS OUTSTANDING at 3/31/19 (premiums $3,955,314) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount		Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$215,812,253	GBP	165,697,150	$62,586
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	156,454,300	$156,454,300		156
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Put)	Apr-19/$94.56	64,000,000	64,000,000		64
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-19/99.63	266,000,000	266,000,000		1,294,356
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.82	194,000,000	194,000,000		302,588
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.57	194,000,000	194,000,000		202,318
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.94	194,000,000	194,000,000		368,633
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.69	194,000,000	194,000,000		247,643
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.44	194,000,000	194,000,000		157,584
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.19	194,000,000	194,000,000		102,269
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.07	194,000,000	194,000,000		82,104

Diversified Income Trust 61

WRITTEN OPTIONS OUTSTANDING at 3/31/19 (premiums $3,955,314) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/$100.32	$194,000,000	$194,000,000	$127,244
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Apr-19/99.85	69,000,000	69,000,000	69
Total				$2,947,614

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		$69,572,100	$(2,720,269)	$(532,227)
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		69,572,100	(2,720,269)	(768,076)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	991,630
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	(633,215)
Citibank, N.A.
2.19625/3 month USD-LIBOR-BBA/
Apr-24 (Purchased)	Apr-19/2.19625		$497,862,700	(879,557)	(9,957)
(2.38875)/3 month USD-LIBOR-BBA/
Apr-24 (Purchased)	Apr-19/2.38875		497,862,700	(779,985)	(74,679)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(260,122)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(275,826)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		69,572,100	(2,720,269)	(521,095)
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		69,572,100	(2,720,269)	(777,816)
2.2925/3 month USD-LIBOR-BBA/
Apr-24 (Written)	Apr-19/2.2925		248,931,600	829,772	49,786
(2.2925)/3 month USD-LIBOR-BBA/
Apr-24 (Written)	Apr-19/2.2925		248,931,600	829,772	(57,254)
Goldman Sachs International
2.1975/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-19/2.1975		497,862,700	(921,046)	59,744
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		18,696,100	(1,498,492)	(109,372)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(111,874)

62 Diversified Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Goldman Sachs International cont.
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		$18,696,100	$(1,295,640)	$(123,581)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		18,696,100	(1,701,345)	(134,238)
(2.3975)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-19/2.3975		497,862,700	(871,260)	(139,402)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		18,696,100	(1,498,492)	(163,591)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(221,410)
3.215/3 month USD-LIBOR-BBA/
Nov-53 (Written)	Nov-23/3.215		50,412,300	5,865,471	2,766,123
2.2975/3 month USD-LIBOR-BBA/
May-24 (Written)	May-19/2.2975		248,931,500	867,941	67,212
(2.2975)/3 month USD-LIBOR-BBA/
May-24 (Written)	May-19/2.2975		248,931,500	867,941	(109,530)
(3.215)/3 month USD-LIBOR-BBA/
Nov-53 (Written)	Nov-23/3.215		50,412,300	5,865,471	(2,744,950)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	1,500,100
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		$18,696,100	(1,080,635)	34,027
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,203,584)	(249,017)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(303,251)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,734,148)	(308,804)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		41,743,200	(5,828,394)	(1,344,548)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(1,375,064)
(1.28)/6 month EUR-EURIBOR-
Reuters/Aug-49 (Purchased)	Aug-19/1.28	EUR	98,906,700	(2,811,331)	(1,922,739)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	(3,116,133)
0.215/6 month EUR-EURIBOR-
Reuters/Aug-24 (Written)	Aug-19/0.215	EUR	557,220,400	2,748,051	1,975,196
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		$28,548,700	(3,257,407)	1,803,992
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	(206,281)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(334,715)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(1,633,271)

Diversified Income Trust 63

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/
Nov-58 (Purchased)	Nov-28/1.72	EUR	28,006,700	$(4,894,154)	$1,625,491
(1.72)/6 month EUR-EURIBOR-
Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	28,006,700	(4,894,154)	(1,541,294)
Unrealized appreciation					10,873,301
Unrealized (depreciation)					(20,103,332)
Total					$(9,230,031)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/19 (proceeds receivable $129,844,160) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 5.00%, 4/1/49	$3,000,000	4/10/19	$3,171,797
Federal National Mortgage Association, 4.50%, 4/1/49	35,000,000	4/10/19	36,465,625
Federal National Mortgage Association, 3.00%, 4/1/49	89,000,000	4/10/19	88,589,763
Government National Mortgage Association, 5.00%, 4/1/49	3,000,000	4/17/19	3,133,828
Total			$131,361,013

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
Goldman Sachs International
ILS	38,290,000	$70,939	$—	3/19/24	3 month ILS-	1.035% — Annually	$73,898
					TELBOR03 —
					Quarterly
ILS	345,402,000	568,602	—	3/20/24	3 month ILS-	1.02% — Annually	592,767
					TELBOR03 —
					Quarterly
Upfront premium received			—		Unrealized appreciation		666,665
Upfront premium (paid)			—		Unrealized (depreciation)		—
Total			$—		Total		$666,665

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$51,118,000	$1,449,093 E	$(575)	2/27/28	3 month USD-	3.11% —	$1,448,519
				LIBOR-BBA —	Semiannually
				Quarterly
62,861,000	1,609,367 E	(707)	3/7/28	3 month USD-	3.05125% —	1,608,661
				LIBOR-BBA —	Semiannually
				Quarterly
22,861,000	3,552,759	(780)	11/8/48	3 month USD-	3.312% —	3,762,339
				LIBOR-BBA —	Semiannually
				Quarterly

64 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$196,939,100	$11,335,618	$(2,789)	1/3/29	3.065% —	3 month USD-	$(11,462,306)
				Semiannually	LIBOR-BBA —
					Quarterly
108,710,600	6,396,640	(1,539)	3/4/29	3 month USD-	3.073% —	6,424,536
				LIBOR-BBA —	Semiannually
				Quarterly
590,817,900	1,225,947	(296,839)	1/22/20	3 month USD-	2.86% —	1,041,216
				LIBOR-BBA —	Semiannually
				Quarterly
590,817,900	2,713,036 E	281,365	1/22/21	2.77% —	3 month USD-	(2,431,671)
				Semiannually	LIBOR-BBA —
					Quarterly
14,277,900	88,409 E	(80)	2/2/24	3 month USD-	2.5725% —	88,329
				LIBOR-BBA —	Semiannually
				Quarterly
36,954,400	198,556 E	(206)	2/2/24	2.528% —	3 month USD-	(198,762)
				Semiannually	LIBOR-BBA —
					Quarterly
28,359,200	665,052	(376)	2/13/29	2.6785% —	3 month USD-	(667,186)
				Semiannually	LIBOR-BBA —
					Quarterly
664,614,000	11,834,117 E	(3,652,256)	6/19/26	3 month USD-	2.60% —	8,181,862
				LIBOR-BBA —	Semiannually
				Quarterly
18,931,300	77,713 E	(90,341)	6/19/21	3 month USD-	2.55% —	(12,629)
				LIBOR-BBA —	Semiannually
				Quarterly
3,184,564,300	13,072,636 E	16,686,047	6/19/21	2.55% —	3 month USD-	3,613,410
				Semiannually	LIBOR-BBA —
					Quarterly
9,971,100	104,677 E	(127,074)	6/19/24	3 month USD-	2.50% —	(22,398)
				LIBOR-BBA —	Semiannually
				Quarterly
2,086,706,100	21,906,241 E	26,553,499	6/19/24	2.50% —	3 month USD-	4,647,262
				Semiannually	LIBOR-BBA —
					Quarterly
717,444,200	15,011,802 E	(17,303,866)	6/19/29	3 month USD-	2.65% —	(2,292,064)
				LIBOR-BBA —	Semiannually
				Quarterly
10,085,700	465,879 E	(510,541)	6/19/49	3 month USD-	2.80% —	(44,662)
				LIBOR-BBA —	Semiannually
				Quarterly
521,700	24,098 E	26,385	6/19/49	2.80% —	3 month USD-	2,287
				Semiannually	LIBOR-BBA —
					Quarterly
77,357,200	732,418 E	(15,655)	12/2/23	3 month USD-	2.536% —	716,763
				LIBOR-BBA —	Semiannually
				Quarterly

Diversified Income Trust 65

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$26,743,500	$164,366 E	$(4,569)	2/2/24	3 month USD-	2.57% —	$159,796
					LIBOR-BBA —	Semiannually
					Quarterly
	12,348,596	409,850 E	(175)	3/5/30	3 month USD-	2.806% —	409,675
					LIBOR-BBA —	Semiannually
					Quarterly
	23,163,600	442,541 E	(328)	3/16/30	2.647% —	3 month USD-	(442,869)
					Semiannually	LIBOR-BBA —
						Quarterly
	127,534,000	1,529,133 E	1,144,362	6/19/29	2.55% —	3 month USD-	(384,770)
					Semiannually	LIBOR-BBA —
						Quarterly
	521,291,000	3,020,360 E	(1,419,715)	6/19/24	2.40% —	3 month USD-	(4,440,075)
					Semiannually	LIBOR-BBA —
						Quarterly
	370,610,000	3,556,003 E	(424,832)	3/21/29	3 month USD-	2.776% —	3,131,171
					LIBOR-BBA —	Semiannually
					Quarterly
	14,581,700	141,165 E	(497)	3/28/52	2.67% —	3 month USD-	(141,663)
					Semiannually	LIBOR-BBA —
						Quarterly
	59,867,000	402,785	(794)	3/29/29	3 month USD-	2.33973% —	(412,664)
					LIBOR-BBA —	Semiannually
					Quarterly
	258,888,700	1,086,297 E	(2,444)	4/10/24	3 month USD-	2.20% —	(1,088,741)
					LIBOR-BBA —	Semiannually
					Quarterly
	215,740,500	771,920 E	(3,055)	4/16/29	3 month USD-	2.375% —	(774,974)
					LIBOR-BBA —	Semiannually
					Quarterly
	92,607,000	20,374	(749)	4/2/24	2.28456% —	3 month USD-	19,624
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	854,301,000	5,359,279 E	471,333	6/19/24	1.90% —	6 month AUD-	(4,887,947)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	46,888,000	615,451 E	67,751	6/19/29	2.25% —	6 month AUD-	(547,700)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	80,387,000	787,687	(753)	3/20/29	6 month AUD-	2.1825% —	791,670
					BBR-BBSW —	Semiannually
					Semiannually
CAD	70,819,000	219,397	(224)	11/2/22	3 month CAD-	2.02% —	179,463
					BA-CDOR —	Semiannually
					Semiannually
CAD	70,819,000	279,015	(225)	11/14/22	3 month CAD-	2.0525% —	249,759
					BA-CDOR —	Semiannually
					Semiannually

66 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CAD	139,000	$1,423 E	$(259)	6/19/29	3 month CAD-	2.25% —	$1,165
					BA-CDOR —	Semiannually
					Semiannually
CAD	91,520,000	263,530 E	521,337	6/19/24	2.00% —	3 month CAD-	257,806
					Semiannually	BA-CDOR —
						Semiannually
CAD	79,323,000	651,394	(785)	3/19/29	2.208% —	3 month CAD-	(679,837)
					Semiannually	BA-CDOR —
						Semiannually
CHF	189,302,000	993,705 E	(737)	9/21/21	—	0.046% plus 6	(994,442)
						month CHF-
						LIBOR-BBA —
						Semiannually
CHF	120,812,000	1,892,711 E	(179,041)	6/19/29	6 month CHF-	0.20% —	1,713,670
					LIBOR-BBA —	Annually
					Semiannually
CHF	220,533,000	1,076,365 E	105,693	6/19/24	—	0.30% plus	(970,671)
						6 month CHF-
						LIBOR-BBA —
						Semiannually
CZK	1,301,918,000	874,286	(757)	3/19/29	1.948% —	6 month CZK-	(897,707)
					Annually	PRIBOR —
						Semiannually
CZK	6,073,856,000	102,149	(998)	3/27/21	6 month CZK-	2.03% —	144,519
					PRIBOR —	Annually
					Semiannually
EUR	46,104,000	116,105	(183)	2/18/20	—	0.124% plus	(128,506)
						1 Day Euribor
						rate — Annually
EUR	46,104,000	125,518	(183)	2/18/20	—	0.104% plus	(139,135)
						1 Day Euribor
						rate — Annually
EUR	156,268,000	1,891,769	(1,373)	5/4/22	0.21% —	6 month EUR-	(2,423,387)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	45,013,000	2,397,221 E	(383)	10/27/27	1.61375% —	6 month EUR-	(2,397,604)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	108,343,000	112,419	(508)	1/30/20	—	0.1249%	(136,242)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	87,173,000	1,979,782	(877)	1/30/23	6 month	0.4419% —	2,092,526
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

Diversified Income Trust 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	22,338,000	$1,400,597	$(369)	1/30/28	0.9987% —	6 month EUR-	$(1,453,961)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	40,895,000	2,482,011 E	(564)	2/27/28	1.815% —	6 month EUR-	(2,482,575)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	169,917,000	898,128 E	(744)	9/21/21	6 month	0.354% —	897,384
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	7,235,600	345,148 E	(277)	11/29/58	1.484% —	6 month EUR-	(345,425)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	9,840,300	717,891 E	(381)	2/19/50	6 month	1.354% —	717,510
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	10,864,000	501,275 E	(415)	3/11/50	1.267% —	6 month EUR-	(501,690)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	11,002,000	325,149 E	(420)	3/12/50	1.2115% —	6 month EUR-	(325,569)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	384,898,000	1,683,430 E	406,383	6/19/24	6 month	0.12% —	2,089,813
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	583,425,000	6,064,199 E	2,239,394	6/19/29	6 month	0.60% —	8,303,592
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	92,483,000	502,115	(844)	3/21/24	0.106% —	6 month EUR-	(513,438)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	222,367,000	2,077,338 E	18,416	3/21/29	1.104% —	6 month EUR-	(2,058,921)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	13,678,600	5,110 E	(528)	3/26/50	1.113% —	6 month EUR-	4,582
					Annually	EURIBOR-
						REUTERS —
						Semiannually

68 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	3,730,000	$22,850 E	$29,811	6/19/24	0.151% —	6 month EUR-	$6,961
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	430,000	4,518 E	6,380	6/19/29	0.601% —	6 month EUR-	1,862
					Annually	EURIBOR-
						REUTERS —
						Semiannually
GBP	12,297,500	470,256 E	(223)	4/16/29	1.52% —	6 month GBP-	(470,479)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	48,904,000	775,551 E	(123,403)	6/19/29	6 month GBP-	1.35% —	652,148
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	151,429,000	1,196,784 E	629,176	6/19/24	6 month GBP-	1.20% —	1,825,959
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,000,000	1,211 E	911	6/19/21	1.001% —	6 month GBP-	(300)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	910,000	7,250 E	8,675	6/19/24	1.201% —	6 month GBP-	1,425
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	70,000	1,119 E	1,353	6/19/29	1.351% —	6 month GBP-	234
					Semiannually	LIBOR-BBA —
						Semiannually
INR	10,000,000	4,404	(1)	12/20/22	6.66% —	INR-FBIL-	(4,438)
					Semiannually	MIBOR-OIS-
						Compound —
						Semiannually
JPY	5,657,000,000	291,042	(199)	12/19/22	6 month JPY-	0.09% —	304,538
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	2,837,000,000	559,490	(181)	12/19/27	0.29% —	6 month JPY-	(581,065)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	5,657,000,000	382,510	(411)	1/15/23	6 month JPY-	0.135% —	395,385
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	2,837,000,000	727,668	(338)	1/15/28	0.365% —	6 month JPY-	(746,975)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	5,657,000,000	417,831	(426)	2/16/23	6 month JPY-	0.148% —	425,896
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	2,837,000,000	731,175	(350)	2/16/28	0.366% —	6 month JPY-	(742,194)
					Semiannually	LIBOR-BBA —
						Semiannually

Diversified Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPY	732,682,200	$211,806 E	$(213)	8/29/43	0.7495% —	6 month JPY-	$(212,019)
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	876,044,000	104,110 E	(145,314)	6/19/24	1.80% —	6 month NOK-	(41,204)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	636,000	137 E	321	6/19/29	6 month NOK-	2.00% —	457
					NIBOR-NIBR —	Annually
					Semiannually
NZD	528,843,000	3,766,366 E	254,177	6/19/24	2.00% —	3 month NZD-	(3,512,190)
					Semiannually	BBR-FRA —
						Quarterly
NZD	28,707,000	388,937 E	27,902	6/19/29	2.40% —	3 month NZD-	(361,035)
					Semiannually	BBR-FRA —
						Quarterly
NZD	92,399,000	179,144 E	(703)	3/28/29	2.524% —	3 month NZD-	178,441
					Semiannually	BBR-FRA —
						Quarterly
SEK	1,086,184,000	178,980	(290)	11/10/19	—	0.245% plus	278,524
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	222,537,000	826,091	(190)	11/10/27	3 month SEK-	1.125% —	934,403
					STIBOR-SIDE —	Annually
					Quarterly
SEK	1,086,184,000	179,681	(290)	11/10/19	—	0.246% plus	279,684
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	222,537,000	836,168	(190)	11/10/27	3 month SEK-	1.13% —	944,951
					STIBOR-SIDE —	Annually
					Quarterly
SEK	1,086,184,000	163,910	(291)	11/13/19	—	0.2225% plus	253,199
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	222,537,000	895,648	(191)	11/13/27	3 month SEK-	1.16% —	1,006,294
					STIBOR-SIDE —	Annually
					Quarterly
SEK	222,537,000	890,622	(191)	11/13/27	3 month SEK-	1.1575% —	1,001,034
					STIBOR-SIDE —	Annually
					Quarterly
SEK	1,086,184,000	169,400	(291)	11/13/19	—	0.23% plus 3	262,111
						month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	1,045,194,000	100,952	(499)	1/30/20	0.085% plus	—	(102,214)
					3 month SEK-
					STIBOR-SIDE —
					Quarterly

70 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	846,279,000	$1,438,091	$(867)	1/30/23	0.66875% —	3 month SEK-	$(1,555,022)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	220,403,000	1,315,927	(370)	1/30/28	3 month SEK-	1.3775% —	1,374,359
					STIBOR-SIDE —	Annually
					Quarterly
SEK	438,680,000	99,416 E	(20,992)	6/19/24	0.45% —	3 month SEK-	(120,408)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	1,418,006,000	1,115,975 E	32,871	6/19/29	3 month SEK-	0.95% —	1,148,845
					STIBOR-SIDE —	Annually
					Quarterly
Total			$25,164,518				$8,823,885

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$1,110,929	$1,052,884	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(47,329)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
7,142,068	7,184,348	—	1/12/40	4.00% (1 month	Synthetic MBX	47,042
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,166,509	2,179,335	—	1/12/40	4.00% (1 month	Synthetic MBX	14,270
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,093,968	1,100,444	—	1/12/40	4.00% (1 month	Synthetic MBX	7,205
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,092,613	1,099,081	—	1/12/40	4.00% (1 month	Synthetic MBX	7,197
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,685,663	5,713,634	—	1/12/40	4.50% (1 month	Synthetic MBX	32,984
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Diversified Income Trust 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$784,568	$788,659	$—	1/12/41	4.50% (1 month	Synthetic MBX	$4,781
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
537,643	540,288	—	1/12/40	4.50% (1 month	Synthetic MBX	3,119
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
69,455,677	70,054,958	—	1/12/41	5.00% (1 month	Synthetic MBX	674,690
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,448,227	11,533,850	—	1/12/40	5.00% (1 month	Synthetic MBX	98,130
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,006,331	1,007,947	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,702
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
372,971	375,145	—	1/12/39	(5.50%) 1 month	Synthetic MBX	(2,667)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,524,707	2,530,407	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(9,425)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
42,683,474	42,788,433	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(173,903)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
226,631	218,730	—	1/12/41	3.50% (1 month	Synthetic TRS	(5,937)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
672,226	648,471	—	1/12/42	4.00% (1 month	Synthetic TRS	(17,857)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,627,160	2,541,425	—	1/12/41	(4.00%) 1 month	Synthetic TRS	61,791
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,268,174	6,063,618	—	1/12/41	(4.00%) 1 month	Synthetic TRS	147,428
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

72 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$166,574	$159,265	$—	1/12/41	5.00% (1 month	Synthetic TRS	$(5,549)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,399,288	1,337,889	—	1/12/41	(5.00%) 1 month	Synthetic TRS	46,610
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
753,080	727,185	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(18,012)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
575,014	555,241	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(13,753)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
453,370	437,781	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(10,844)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
181,058	174,832	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(4,331)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
386,766	381,387	—	1/12/39	6.00% (1 month	Synthetic TRS	(959)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,621	6,529	—	1/12/39	(6.00%)1 month	Synthetic TRS	(16)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
896,413	883,788	—	1/12/38	6.50% (1 month	Synthetic TRS	(2,316)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
128,620	126,809	—	1/12/38	6.50% (1 month	Synthetic TRS	(332)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
65,451	64,529	—	1/12/38	6.50% (1 month	Synthetic TRS	(169)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Diversified Income Trust 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A.
$1,095,503	$1,104,955	$—	1/12/41	5.00% (1 month	Synthetic MBX	$10,642
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
367,263	370,432	—	1/12/41	5.00% (1 month	Synthetic MBX	3,568
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
18,627,041	18,679,691	—	1/12/41	4.50% (1 month	Synthetic MBX Index	68,987
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
3,869,325	3,902,711	—	1/12/41	5.00% (1 month	Synthetic MBX	37,586
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
806,109	813,065	—	1/12/41	5.00% (1 month	Synthetic MBX	7,831
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,204,860	2,129,044	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(52,736)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
3,770,202	3,779,473	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(15,361)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
493,362	473,261	—	1/12/44	3.00% (1 month	Synthetic TRS	(16,356)
				USD-LIBOR) —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
463,664	448,655	—	1/12/43	3.00% (1 month	Synthetic TRS	(11,540)
				USD-LIBOR) —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,422,731	4,279,484	—	1/12/43	3.50% (1 month	Synthetic TRS	(107,031)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,271,220	1,189,172	—	1/12/45	3.50% (1 month	Synthetic TRS	(71,529)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
780,200	754,930	—	1/12/43	3.50% (1 month	Synthetic TRS	(18,881)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

74 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$7,221,074	$6,754,667	$—	1/12/45	4.00% (1 month	Synthetic TRS	$(402,265)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,551,593	4,257,607	—	1/12/45	4.00% (1 month	Synthetic TRS	(253,556)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,923,406	2,828,004	—	1/12/41	4.00% (1 month	Synthetic TRS	(68,759)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
477,964	462,367	—	1/12/41	4.00% (1 month	Synthetic TRS	(11,242)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
407,119	380,824	—	1/12/45	4.00% (1 month	Synthetic TRS	(22,679)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
366,347	354,392	—	1/12/41	4.00% (1 month	Synthetic TRS	(8,617)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,154,127	3,051,195	—	1/12/41	(4.00%) 1 month	Synthetic TRS	74,185
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
229,550	219,485	—	1/12/42	4.50% (1 month	Synthetic TRS	(7,915)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,390	9,969	—	1/12/40	5.00% (1 month	Synthetic TRS	(310)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,431,770	1,368,946	—	1/12/41	(5.00%) 1 month	Synthetic TRS	47,692
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,756,156	1,679,099	—	1/12/41	(5.00%) 1 month	Synthetic TRS	58,497
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,337,246	1,291,263	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(31,985)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

Diversified Income Trust 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Deutsche Bank AG
$615,696	$619,340	$—	1/12/40	4.00% (1 month	Synthetic MBX	$4,055
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,770,202	3,779,473	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(15,361)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
1,022,099	1,027,127	—	1/12/40	(4.50%) 1 month	Synthetic MBX	(5,929)
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,221,007	1,230,139	—	1/12/40	(5.00%) 1 month	Synthetic MBX	(10,466)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
488,329	491,175	—	1/12/39	5.50% (1 month	Synthetic MBX	3,492
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
578,354	579,659	—	1/12/39	6.00%) 1 month	Synthetic MBX	(2,159)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
816,877	818,886	—	1/12/38	6.50% (1 month	Synthetic MBX	3,328
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
117,850	118,140	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(480)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
129,349	129,667	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(527)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
345,068	345,916	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,406)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
471,275	472,434	—	1/12/39	(6.50%) 1 month	Synthetic MBX	(1,920)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
712,285	714,037	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,902)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

76 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$973,969	$976,364	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(3,968)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,411,626	1,415,098	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5,751)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,694,014	1,698,180	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,902)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,896,003	1,900,665	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(7,725)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,597,323	2,603,710	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(10,582)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,836,788	1,761,950	—	1/12/44	(3.00%) 1 month	Synthetic TRS	60,894
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,202,931	5,034,415	—	1/12/43	(3.50%) 1 month	Synthetic TRS	125,912
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,537,832	4,244,735	—	1/12/45	4.00% (1 month	Synthetic TRS	(252,789)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,733,726	3,611,880	—	1/12/41	4.00% (1 month	Synthetic TRS	(87,817)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,088,081	2,888,623	—	1/12/45	4.00% (1 month	Synthetic TRS	(172,028)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,384,759	2,300,486	—	1/12/42	4.00% (1 month	Synthetic TRS	(63,348)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,830,198	1,765,522	—	1/12/42	4.00% (1 month	Synthetic TRS	(48,617)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Diversified Income Trust 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$1,680,048	$1,620,678	$—	1/12/42	4.00% (1 month	Synthetic TRS	$(44,628)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,680,048	1,620,678	—	1/12/42	4.00% (1 month	Synthetic TRS	(44,628)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,109,894	1,073,674	—	1/12/41	4.00% (1 month	Synthetic TRS	(26,105)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
960,540	924,220	—	1/12/40	4.00% (1 month	Synthetic TRS	(27,208)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
427,752	413,793	—	1/12/41	4.00% (1 month	Synthetic TRS	(10,061)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
189,053	182,884	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,447)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
18,376	17,776	—	1/12/41	4.00% (1 month	Synthetic TRS	(432)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,209,331	1,146,144	—	1/12/41	4.50% (1 month	Synthetic TRS	(51,522)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
161,051	152,636	—	1/12/41	4.50% (1 month	Synthetic TRS	(6,861)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,403,639	3,254,293	—	1/12/41	(5.00%) 1 month	Synthetic TRS	113,375
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
29,619	28,600	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(708)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
812,616	801,316	—	1/12/39	6.00% (1 month	Synthetic TRS	(2,015)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

78 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$567,293	$559,404	$—	1/12/39	6.00% (1 month	Synthetic TRS	$(1,407)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
368,832	363,703	—	1/12/39	6.00% (1 month	Synthetic TRS	(915)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
284,689	280,730	—	1/12/39	6.00% (1 month	Synthetic TRS	(706)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
90,631	89,370	—	1/12/39	6.00% (1 month	Synthetic TRS	(225)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
395,712	390,139	—	1/12/38	6.50% (1 month	Synthetic TRS	(1,023)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
304,911	300,617	—	1/12/38	6.50% (1 month	Synthetic TRS	(788)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
203,857	200,986	—	1/12/38	6.50% (1 month	Synthetic TRS	(527)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,168	1,152	—	1/12/38	6.50% (1 month	Synthetic TRS	(3)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
2,487,222	2,406,054	—	1/12/41	4.00% (1 month	Synthetic TRS	(58,500)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
315,719	305,416	—	1/12/41	4.00% (1 month	Synthetic TRS	(7,426)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,403,639	3,254,293	—	1/12/41	(5.00%) 1 month	Synthetic TRS	113,375
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Diversified Income Trust 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$3,605,578	$3,481,597	$—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	$86,239
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
1,322,648	1,269,067	—	1/12/44	4.00% (1 month	Synthetic TRS	(42,005)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
8,247,280	7,955,835	—	1/12/42	(4.00%) 1 month	Synthetic TRS	219,079
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
472,031	447,367	—	1/12/41	(4.50%) 1 month	Synthetic TRS	20,110
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		2,206,796
Upfront premium (paid)		—		Unrealized (depreciation)		(2,446,978)
Total		$—		Total		$(240,182)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	103,678,000	$7,866,935	$—	7/15/37	1.71% — At	Eurostat Eurozone	$7,866,935
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	64,796,000	4,777,143	(1,563)	8/15/37	1.7138% — At	Eurostat Eurozone	4,775,580
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	51,832,000	4,056,140	(1,251)	9/15/37	1.735% — At	Eurostat Eurozone	4,054,889
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	38,876,000	2,827,312	(938)	8/15/37	1.71% — At	Eurostat Eurozone	2,826,374
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	38,876,000	1,125,029	(505)	8/15/27	(1.42%) — At	Eurostat Eurozone	(1,125,534)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	51,832,000	1,646,481	(667)	9/15/27	(1.4475%) — At	Eurostat Eurozone	(1,647,148)
					maturity	HICP excluding
						tobacco — At
						maturity

80 Diversified Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	64,796,000	$1,936,253	$(834)	8/15/27	(1.4275%) — At	Eurostat Eurozone	$(1,937,087)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	103,678,000	3,007,539	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(3,007,539)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	114,037,000	3,029,041	(1,328)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(3,030,370)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	114,037,000	3,054,626	(1,335)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(3,055,961)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	114,037,000	3,063,196	(1,343)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(3,064,539)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	114,037,000	3,071,767	(1,341)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(3,073,108)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	51,907,000	1,900,548	(1,109)	12/15/28	3.665% — At	GBP Non-revised UK	1,899,438
					maturity	Retail Price Index —
						At maturity
GBP	14,535,000	66,107	(339)	3/15/28	3.3875% — At	GBP Non-revised UK	(66,446)
					maturity	Retail Price Index —
						At maturity
GBP	40,490,000	85,855	(937)	3/15/28	3.4025% — At	GBP Non-revised UK	(86,791)
					maturity	Retail Price Index —
						At maturity
GBP	31,146,000	228,915	(728)	2/15/28	3.34% — At	GBP Non-revised UK	(229,643)
					maturity	Retail Price Index —
						At maturity
GBP	58,136,000	710,171	(1,369)	3/15/28	3.34% — At	GBP Non-revised UK	(711,540)
					maturity	Retail Price Index —
						At maturity
	$46,655,000	761,736	(504)	12/6/27	2.19% — At	USA Non Revised	761,233
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	46,655,000	756,511	(504)	12/21/27	2.1939% — At	USA Non Revised	756,007
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

Diversified Income Trust 81

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$41,902,000	$216,801	$—	7/3/27	2.085% — At	USA Non Revised	$216,801
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
48,213,000	129,500	—	7/5/22	(1.89%) — At	USA Non Revised	129,500
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
48,213,000	73,139	—	7/5/27	2.05% — At	USA Non Revised	73,139
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
41,902,000	39,472	—	7/3/22	(1.9225%) — At	USA Non Revised	39,472
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
46,655,000	345,200	(285)	12/6/22	(2.05%) — At	USA Non Revised	(345,485)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
46,655,000	369,974	(285)	12/21/22	(2.068%) — At	USA Non Revised	(370,259)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(17,165)				$1,647,918

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$39,713	$581,000	$73,787	5/11/63	300 bp —	$(33,735)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	79,608	1,321,000	167,767	5/11/63	300 bp —	(87,389)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	163,473	2,648,000	336,296	5/11/63	300 bp —	(171,279)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,838	2,734,000	347,218	5/11/63	300 bp —	(189,785)
Index						Monthly

82 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.6	BB/P	$868,262	$4,582,000	$1,067,148	5/11/63	500 bp —	$(194,431)
Index						Monthly
CMBX NA BB.6	BB/P	1,708,890	6,943,000	1,617,025	5/11/63	500 bp —	98,615
Index						Monthly
CMBX NA BB.7	BB/P	111,486	923,000	109,745	1/17/47	500 bp —	2,254
Index						Monthly
CMBX NA BB.7	BB/P	243,130	1,751,000	208,194	1/17/47	500 bp —	36,638
Index						Monthly
CMBX NA BB.7	BB/P	464,777	3,616,000	429,942	1/17/47	500 bp —	38,349
Index						Monthly
CMBX NA BBB–.6	BBB–/P	418	3,000	381	5/11/63	300 bp —	38
Index						Monthly
CMBX NA BBB–.6	BBB–/P	417	3,000	381	5/11/63	300 bp —	38
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,252	9,000	1,143	5/11/63	300 bp —	115
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,137	15,000	1,905	5/11/63	300 bp —	240
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,803	187,000	23,749	5/11/63	300 bp —	2,163
Index						Monthly
CMBX NA BBB–.6	BBB–/P	68,108	607,000	77,089	5/11/63	300 bp —	(8,627)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	78,335	634,000	80,518	5/11/63	300 bp —	(1,813)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	96,418	709,000	90,043	5/11/63	300 bp —	6,788
Index						Monthly
CMBX NA BBB–.6	BBB–/P	78,362	738,000	93,726	5/11/63	300 bp —	(14,934)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	79,115	738,000	93,726	5/11/63	300 bp —	(14,180)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	235,216	1,786,000	226,822	5/11/63	300 bp —	9,435
Index						Monthly
CMBX NA BBB–.6	BBB–/P	318,938	1,950,000	247,650	5/11/63	300 bp —	72,425
Index						Monthly
CMBX NA BBB–.6	BBB–/P	186,272	1,951,000	247,777	5/11/63	300 bp —	(60,367)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	270,405	1,990,000	252,730	5/11/63	300 bp —	18,836
Index						Monthly
CMBX NA BBB–.6	BBB–/P	219,977	1,994,000	253,238	5/11/63	300 bp —	(32,097)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	304,311	2,000,000	254,000	5/11/63	300 bp —	51,477
Index						Monthly
CMBX NA BBB–.6	BBB–/P	201,586	2,042,000	259,334	5/11/63	300 bp —	(56,556)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	208,008	2,179,000	276,733	5/11/63	300 bp —	(67,454)
Index						Monthly

Diversified Income Trust 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6	BBB–/P	$256,200	$2,329,000	$295,783	5/11/63	300 bp —	$(38,225)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	246,836	2,497,000	317,119	5/11/63	300 bp —	(68,826)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	294,138	2,571,000	326,517	5/11/63	300 bp —	(30,879)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	344,655	3,445,000	437,515	5/11/63	300 bp —	(90,850)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	384,246	3,493,000	443,611	5/11/63	300 bp —	(57,328)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	527,665	3,539,000	449,453	5/11/63	300 bp —	80,276
Index						Monthly
CMBX NA BBB–.6	BBB–/P	568,937	3,867,000	491,109	5/11/63	300 bp —	80,084
Index						Monthly
CMBX NA BBB–.6	BBB–/P	572,271	3,867,000	491,109	5/11/63	300 bp —	83,418
Index						Monthly
CMBX NA BBB–.6	BBB–/P	480,133	4,724,000	599,948	5/11/63	300 bp —	(117,059)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	551,021	4,922,000	625,094	5/11/63	300 bp —	(71,202)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	593,742	5,141,000	652,907	5/11/63	300 bp —	(56,165)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	744,924	7,214,000	916,178	5/11/63	300 bp —	(167,047)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	770,552	7,223,000	917,321	5/11/63	300 bp —	(142,555)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,919,140	14,182,000	1,801,114	5/11/63	300 bp —	126,299
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	354,247	2,535,000	321,945	5/11/63	300 bp —	33,780
Index						Monthly
CMBX NA BBB–.6	BBB–/P	502,529	3,445,000	437,515	5/11/63	300 bp —	67,024
Index						Monthly
CMBX NA BBB–.6	BBB–/P	964,069	6,609,000	839,343	5/11/63	300 bp —	128,581
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,165,637	7,518,000	954,786	5/11/63	300 bp —	215,236
Index						Monthly
CMBX NA BB.7	BB/P	369,046	2,759,000	328,045	1/17/47	500 bp —	43,683
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,285	393,000	49,911	5/11/63	300 bp —	1,603
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,513	722,000	91,694	5/11/63	300 bp —	(13,759)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	105,954	1,059,000	134,493	5/11/63	300 bp —	(27,920)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	132,319	1,076,000	136,652	5/11/63	300 bp —	(3,705)
Index						Monthly

84 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$153,613	$1,428,000	$181,356	5/11/63	300 bp —	$(26,910)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	221,643	2,195,000	278,765	5/11/63	300 bp —	(55,841)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	216,884	2,229,000	283,083	5/11/63	300 bp —	(64,898)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	300,769	2,465,000	313,055	5/11/63	300 bp —	(10,848)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	502,338	2,968,000	376,936	5/11/63	300 bp —	127,133
Index						Monthly
CMBX NA BBB–.6	BBB–/P	335,126	3,033,000	385,191	5/11/63	300 bp —	(48,297)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	467,929	3,695,000	469,265	5/11/63	300 bp —	820
Index						Monthly
CMBX NA BBB–.6	BBB–/P	448,670	3,766,000	478,282	5/11/63	300 bp —	(27,415)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	435,867	3,803,000	482,981	5/11/63	300 bp —	(44,895)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	513,119	3,824,000	485,648	5/11/63	300 bp —	29,701
Index						Monthly
CMBX NA BBB–.6	BBB–/P	436,566	3,880,000	492,760	5/11/63	300 bp —	(53,930)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	382,703	4,035,000	512,445	5/11/63	300 bp —	(127,389)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	475,517	4,325,000	549,275	5/11/63	300 bp —	(71,236)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	512,135	4,635,000	588,645	5/11/63	300 bp —	(73,807)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	645,861	4,705,000	597,535	5/11/63	300 bp —	51,070
Index						Monthly
CMBX NA BBB–.6	BBB–/P	591,759	5,097,000	647,319	5/11/63	300 bp —	(52,587)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	510,667	5,381,000	683,387	5/11/63	300 bp —	(169,582)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	600,304	5,665,000	719,455	5/11/63	300 bp —	(115,847)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	563,040	5,742,000	729,234	5/11/63	300 bp —	(162,844)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	939,219	6,225,000	790,575	5/11/63	300 bp —	152,275
Index						Monthly
CMBX NA BBB–.6	BBB–/P	809,049	6,650,000	844,550	5/11/63	300 bp —	(31,622)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	718,653	7,502,000	952,754	5/11/63	300 bp —	(229,725)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	868,470	7,763,000	985,901	5/11/63	300 bp —	(112,902)
Index						Monthly

Diversified Income Trust 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$2,347,820	$15,561,000	$1,976,247	5/11/63	300 bp —	$380,651
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,362,869	21,724,000	2,758,948	5/11/63	300 bp —	(383,406)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,056,924	47,296,000	6,006,592	5/11/63	300 bp —	(922,078)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	4,542,069	61,450,000	2,832,845	1/17/47	300 bp —	1,745,069
Index						Monthly
Deutsche Bank AG
CMBX NA BBB–.6	BBB–/P	54,693	513,000	65,151	5/11/63	300 bp —	(10,159)
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BBB–/P	350,890	2,265,000	287,655	5/11/63	300 bp —	64,556
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,131	29,000	3,683	5/11/63	300 bp —	465
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,859	633,000	80,391	5/11/63	300 bp —	(49,163)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	112,874	813,000	103,251	5/11/63	300 bp —	10,097
Index						Monthly
CMBX NA BBB–.6	BBB–/P	101,718	1,174,000	149,098	5/11/63	300 bp —	(46,696)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	105,653	1,252,000	159,004	5/11/63	300 bp —	(52,620)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	157,809	1,410,000	179,070	5/11/63	300 bp —	(20,438)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	184,883	1,672,000	212,344	5/11/63	300 bp —	(26,486)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	156,201	1,851,000	235,077	5/11/63	300 bp —	(77,796)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	153,735	1,855,000	235,585	5/11/63	300 bp —	(80,768)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	211,483	1,898,000	241,046	5/11/63	300 bp —	(28,456)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	222,998	2,053,000	260,731	5/11/63	300 bp —	(36,535)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	222,137	2,053,000	260,731	5/11/63	300 bp —	(37,396)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	251,962	2,258,000	286,766	5/11/63	300 bp —	(33,487)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	251,962	2,258,000	286,766	5/11/63	300 bp —	(33,487)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	111,130	2,297,000	291,719	5/11/63	300 bp —	(179,249)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	267,527	2,431,000	308,737	5/11/63	300 bp —	(39,792)
Index						Monthly

86 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$193,626	$2,447,000	$310,769	5/11/63	300 bp —	$(115,716)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	292,059	2,489,000	316,103	5/11/63	300 bp —	(22,592)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	416,852	3,062,000	388,874	5/11/63	300 bp —	29,764
Index						Monthly
CMBX NA BBB–.6	BBB–/P	156,347	3,152,000	400,304	5/11/63	300 bp —	(242,118)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	164,933	3,162,000	401,574	5/11/63	300 bp —	(234,797)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	333,997	3,174,000	403,098	5/11/63	300 bp —	(67,249)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	484,654	3,296,000	418,592	5/11/63	300 bp —	67,985
Index						Monthly
CMBX NA BBB–.6	BBB–/P	376,979	3,482,000	442,214	5/11/63	300 bp —	(63,203)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	179,679	3,660,000	464,820	5/11/63	300 bp —	(283,006)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	597,823	3,894,000	494,538	5/11/63	300 bp —	105,556
Index						Monthly
CMBX NA BBB–.6	BBB–/P	459,364	4,109,000	521,843	5/11/63	300 bp —	(60,083)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	718,374	4,321,000	548,767	5/11/63	300 bp —	172,128
Index						Monthly
CMBX NA BBB–.6	BBB–/P	557,835	4,800,000	609,600	5/11/63	300 bp —	(48,965)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	333,479	4,895,000	621,665	5/11/63	300 bp —	(285,331)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	530,599	5,080,000	645,160	5/11/63	300 bp —	(111,597)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	612,683	6,103,000	775,081	5/11/63	300 bp —	(158,839)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	947,810	6,289,000	798,703	5/11/63	300 bp —	152,775
Index						Monthly
CMBX NA BBB–.6	BBB–/P	944,996	6,338,000	804,926	5/11/63	300 bp —	143,767
Index						Monthly
CMBX NA BBB–.6	BBB–/P	771,573	6,999,000	888,873	5/11/63	300 bp —	(113,218)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	77,611	1,050,000	48,405	1/17/47	300 bp —	29,818
Index						Monthly
CMBX NA BBB–.7	BBB–/P	757,257	6,545,000	301,725	1/17/47	300 bp —	459,350
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	442,744	2,090,000	486,761	5/11/63	500 bp —	(41,984)
Index						Monthly
CMBX NA BB.6	BB/P	480,235	2,269,000	528,450	5/11/63	500 bp —	(46,009)
Index						Monthly

Diversified Income Trust 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.6	BB/P	$569,641	$2,706,000	$630,227	5/11/63	500 bp —	$(57,956)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,320	248,000	31,496	5/11/63	300 bp —	(1,032)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	216,355	1,772,000	225,044	5/11/63	300 bp —	(7,655)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	441,528	3,576,000	454,152	5/11/63	300 bp —	(10,538)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,384,309	229,672,000	29,168,344	5/11/63	300 bp —	1,349,950
Index						Monthly
Merrill Lynch International
CMBX NA BB.6	BB/P	89,730	397,000	92,461	5/11/63	500 bp —	(2,346)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	244,959	1,851,000	235,077	5/11/63	300 bp —	10,961
Index						Monthly
CMBX NA BBB–.6	BBB–/P	258,050	2,284,000	290,068	5/11/63	300 bp —	(30,686)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	373,454	3,158,000	401,066	5/11/63	300 bp —	(25,770)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	445,853	3,795,000	481,965	5/11/63	300 bp —	(33,898)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,313,914	29,579,000	3,756,533	5/11/63	300 bp —	(425,364)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	501,916	3,445,000	437,515	5/11/63	300 bp —	66,410
Index						Monthly
CMBX NA BBB–.6	BBB–/P	509,599	3,448,000	437,896	5/11/63	300 bp —	73,715
Index						Monthly
CMBX NA BBB–.6	BBB–/P	510,350	3,448,000	437,896	5/11/63	300 bp —	74,466
Index						Monthly
CMBX NA BBB–.6	BBB–/P	579,452	4,112,000	522,224	5/11/63	300 bp —	59,626
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,007,512	6,890,000	875,030	5/11/63	300 bp —	136,501
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,021,806	6,897,000	875,919	5/11/63	300 bp —	149,910
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,020,850	6,897,000	875,919	5/11/63	300 bp —	148,954
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,104,527	7,985,000	1,014,095	5/11/63	300 bp —	95,090
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,505,842	10,335,000	1,312,545	5/11/63	300 bp —	199,325
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,523,263	10,344,000	1,313,688	5/11/63	300 bp —	215,609
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,035,791	13,791,000	1,751,457	5/11/63	300 bp —	292,378
Index						Monthly

88 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA A.6	A/P	$3,005	$296,000	$6,512	5/11/63	200 bp —	$(3,391)
Index						Monthly
CMBX NA BB.6	BB/P	548,361	2,233,000	520,066	5/11/63	500 bp —	30,467
Index						Monthly
CMBX NA BB.6	BB/P	1,100,225	4,465,000	1,039,899	5/11/63	500 bp —	64,668
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,720	12,000	1,524	5/11/63	300 bp —	203
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,483	16,000	2,032	5/11/63	300 bp —	461
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,709	39,000	4,953	5/11/63	300 bp —	779
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,302	48,000	6,096	5/11/63	300 bp —	1,234
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,344	62,000	7,874	5/11/63	300 bp —	(493)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,480	70,000	8,890	5/11/63	300 bp —	(370)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,277	114,000	14,478	5/11/63	300 bp —	866
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,348	142,000	18,034	5/11/63	300 bp —	3,397
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,071	178,000	22,606	5/11/63	300 bp —	(431)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,911	178,000	22,606	5/11/63	300 bp —	2,409
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,678	187,000	23,749	5/11/63	300 bp —	2,038
Index						Monthly
CMBX NA BBB–.6	BBB–/P	29,021	207,000	26,289	5/11/63	300 bp —	2,853
Index						Monthly
CMBX NA BBB–.6	BBB–/P	28,786	267,000	33,909	5/11/63	300 bp —	(4,968)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	52,152	375,000	47,625	5/11/63	300 bp —	4,746
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,424	397,000	50,419	5/11/63	300 bp —	(7,763)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	52,320	492,000	62,484	5/11/63	300 bp —	(9,877)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,095	531,000	67,437	5/11/63	300 bp —	3,968
Index						Monthly
CMBX NA BBB–.6	BBB–/P	65,920	544,000	69,088	5/11/63	300 bp —	(2,851)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	70,040	578,000	73,406	5/11/63	300 bp —	(3,029)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	73,771	697,000	88,519	5/11/63	300 bp —	(14,341)
Index						Monthly

Diversified Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$106,576	$796,000	$101,092	5/11/63	300 bp —	$5,948
Index						Monthly
CMBX NA BBB–.6	BBB–/P	90,845	863,000	109,601	5/11/63	300 bp —	(18,253)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	140,883	1,150,000	146,050	5/11/63	300 bp —	(4,496)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	147,979	1,257,000	159,639	5/11/63	300 bp —	(10,926)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	212,787	1,638,000	208,026	5/11/63	300 bp —	5,716
Index						Monthly
CMBX NA BBB–.6	BBB–/P	230,812	2,026,000	257,302	5/11/63	300 bp —	(25,309)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	213,533	2,235,000	283,845	5/11/63	300 bp —	(69,008)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	293,686	2,384,000	302,768	5/11/63	300 bp —	(7,691)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	331,630	2,802,000	355,854	5/11/63	300 bp —	(22,590)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	366,534	2,866,000	363,982	5/11/63	300 bp —	4,224
Index						Monthly
CMBX NA BBB–.6	BBB–/P	340,681	2,903,000	368,681	5/11/63	300 bp —	(26,307)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	635,795	3,751,000	476,377	5/11/63	300 bp —	161,606
Index						Monthly
CMBX NA BBB–.6	BBB–/P	489,045	4,265,000	541,655	5/11/63	300 bp —	(50,123)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	420,027	4,302,000	546,354	5/11/63	300 bp —	(123,816)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	666,750	5,020,000	637,540	5/11/63	300 bp —	32,138
Index						Monthly
CMBX NA BBB–.6	BBB–/P	592,283	5,234,000	664,718	5/11/63	300 bp —	(69,382)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	798,721	6,238,000	792,226	5/11/63	300 bp —	10,133
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,061,368	7,147,000	907,669	5/11/63	300 bp —	157,868
Index						Monthly
CMBX NA BBB–.6	BBB–/P	811,780	8,679,000	1,102,233	5/11/63	300 bp —	(285,391)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,100,883	9,085,000	1,153,795	5/11/63	300 bp —	(47,612)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,318,670	15,564,000	1,976,628	5/11/63	300 bp —	351,121
Index						Monthly
Upfront premium received		119,270,783		Unrealized appreciation			8,640,113
Upfront premium (paid)		—		Unrealized (depreciation)			(8,655,124)
Total		$119,270,783		Total			$(15,011)

90 Diversified Income Trust

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(2,774)	$296,000	$6,512	5/11/63	(200 bp) —	$3,624
					Monthly
CMBX NA BB.11 Index	(619,427)	4,781,000	607,187	11/18/54	(500 bp) —	(14,897)
					Monthly
CMBX NA BB.8 Index	(176)	1,000	166	10/17/57	(500 bp) —	(10)
					Monthly
CMBX NA BB.9 Index	(672,214)	4,781,000	665,037	9/17/58	(500 bp) —	(9,834)
					Monthly
CMBX NA BB.9 Index	(675,694)	4,233,000	588,810	9/17/58	(500 bp) —	(90,999)
					Monthly
CMBX NA BB.9 Index	(556,756)	3,616,000	502,986	9/17/58	(500 bp) —	(57,286)
					Monthly
CMBX NA BB.9 Index	(545,625)	3,542,000	492,692	9/17/58	(500 bp) —	(56,376)
					Monthly
CMBX NA BB.9 Index	(548,086)	3,542,000	492,692	9/17/58	(500 bp) —	(58,837)
					Monthly
CMBX NA BB.9 Index	(414,936)	3,192,000	444,007	9/17/58	(500 bp) —	25,968
					Monthly
CMBX NA BB.9 Index	(428,946)	3,191,000	443,868	9/17/58	(500 bp) —	12,263
					Monthly
CMBX NA BB.9 Index	(275,532)	1,760,000	244,816	9/17/58	(500 bp) —	(32,427)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(467,516)	3,504,000	410,669	11/17/59	(500 bp) —	(60,255)
					Monthly
CMBX NA BB.10 Index	(415,378)	3,493,000	409,380	11/17/59	(500 bp) —	(9,394)
					Monthly
CMBX NA BB.10 Index	(227,964)	1,834,000	214,945	11/17/59	(500 bp) —	(14,802)
					Monthly
CMBX NA BB.7 Index	(246,348)	13,957,000	3,250,585	5/11/63	(500 bp) —	2,990,668
					Monthly
CMBX NA BB.8 Index	(350)	2,000	333	10/17/57	(500 bp) —	(20)
					Monthly
CMBX NA BB.9 Index	(827,817)	5,186,000	721,373	9/17/58	(500 bp) —	(111,486)
					Monthly
CMBX NA BB.9 Index	(591,478)	3,841,000	534,283	9/17/58	(500 bp) —	(60,929)
					Monthly
CMBX NA BB.9 Index	(483,842)	3,102,000	431,488	9/17/58	(500 bp) —	(55,369)
					Monthly

Diversified Income Trust 91

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BB.9 Index	$(483,842)	$3,102,000	$431,488	9/17/58	(500 bp) —	$(55,369)
					Monthly
CMBX NA BB.9 Index	(417,767)	2,918,000	405,894	9/17/58	(500 bp) —	(14,710)
					Monthly
CMBX NA BB.9 Index	(352,544)	2,254,000	313,531	9/17/58	(500 bp) —	(41,204)
					Monthly
CMBX NA BB.9 Index	(281,507)	1,834,000	255,109	9/17/58	(500 bp) —	(28,181)
					Monthly
CMBX NA BB.9 Index	(265,182)	1,750,000	243,425	9/17/58	(500 bp) —	(23,459)
					Monthly
CMBX NA BBB–.7 Index	(83,041)	1,059,000	48,820	1/17/47	(300 bp) —	(34,839)
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(1,062,480)	10,386,000	2,418,899	5/11/63	(500 bp) —	1,346,322
					Monthly
CMBX NA BB.7 Index	(605)	4,000	476	1/17/47	(500 bp) —	(134)
					Monthly
CMBX NA BB.7 Index	(406,660)	2,482,000	295,110	1/17/47	(500 bp) —	(113,963)
					Monthly
CMBX NA BB.7 Index	(349,448)	1,721,000	204,627	1/17/47	(500 bp) —	(146,495)
					Monthly
CMBX NA BB.7 Index	(224,362)	1,229,000	146,128	1/17/47	(500 bp) —	(79,429)
					Monthly
CMBX NA BB.9 Index	(356,757)	2,241,000	311,723	9/17/58	(500 bp) —	(47,213)
					Monthly
CMBX NA BB.9 Index	(164,938)	1,044,000	145,220	9/17/58	(500 bp) —	(20,732)
					Monthly
CMBX NA BB.9 Index	(166,438)	1,042,000	144,942	9/17/58	(500 bp) —	(22,509)
					Monthly
CMBX NA BBB–.7 Index	(410,020)	5,000,000	230,500	1/17/47	(300 bp) —	(182,437)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(136,446)	569,000	132,520	5/11/63	(500 bp) —	(4,479)
					Monthly
CMBX NA BB.6 Index	(135,007)	563,000	131,123	5/11/63	(500 bp) —	(4,432)
					Monthly
CMBX NA BB.6 Index	(128,533)	536,000	124,834	5/11/63	(500 bp) —	(4,220)
					Monthly
CMBX NA BB.7 Index	(4,863,035)	38,428,000	4,569,089	1/17/47	(500 bp) —	(331,307)
					Monthly
CMBX NA BB.9 Index	(503,334)	3,189,000	443,590	9/17/58	(500 bp) —	(62,845)
					Monthly
CMBX NA BB.9 Index	(358,651)	2,534,000	352,479	9/17/58	(500 bp) —	(8,636)
					Monthly
CMBX NA BB.9 Index	(248,369)	1,592,000	221,447	9/17/58	(500 bp) —	(28,470)
					Monthly

92 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.9 Index	$(220,460)	$1,561,000	$217,135	9/17/58	(500 bp) —	$(4,842)
					Monthly
CMBX NA BB.9 Index	(45,843)	299,000	41,591	9/17/58	(500 bp) —	(4,543)
					Monthly
CMBX NA BBB–.7 Index	(723,701)	19,073,000	879,265	1/17/47	(300 bp) —	144,439
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(189,836)	1,597,000	187,168	11/17/59	(500 bp) —	(3,555)
					Monthly
CMBX NA BB.7 Index	(680,218)	3,921,000	466,207	1/17/47	(500 bp) —	(217,823)
					Monthly
CMBX NA BB.9 Index	(1,678,572)	10,732,000	1,492,821	9/17/58	(500 bp) —	(196,185)
					Monthly
CMBX NA BB.9 Index	(408,677)	2,671,000	371,536	9/17/58	(500 bp) —	(39,738)
					Monthly
CMBX NA BB.9 Index	(383,646)	2,620,000	364,442	9/17/58	(500 bp) —	(21,751)
					Monthly
CMBX NA BB.9 Index	(365,246)	2,479,000	344,829	9/17/58	(500 bp) —	(22,828)
					Monthly
CMBX NA BB.9 Index	(385,583)	2,457,000	341,769	9/17/58	(500 bp) —	(46,202)
					Monthly
CMBX NA BB.9 Index	(209,063)	1,597,000	222,143	9/17/58	(500 bp) —	11,527
					Monthly
CMBX NA BBB–.7 Index	(89,077)	1,087,000	50,111	1/17/47	(300 bp) —	(39,600)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(7,132)	70,000	3,227	1/17/47	(300 bp) —	(3,946)
					Monthly
CMBX NA BB.7 Index	(884,864)	4,400,000	523,160	1/17/47	(500 bp) —	(365,982)
					Monthly
CMBX NA BB.7 Index	(808,291)	4,005,000	476,195	1/17/47	(500 bp) —	(335,990)
					Monthly
CMBX NA BB.7 Index	(757,432)	3,928,000	467,039	1/17/47	(500 bp) —	(294,212)
					Monthly
CMBX NA BB.7 Index	(372,184)	1,989,000	236,492	1/17/47	(500 bp) —	(137,625)
					Monthly
CMBX NA BB.9 Index	(318,081)	2,115,000	294,197	9/17/58	(500 bp) —	(25,940)
					Monthly
CMBX NA BB.9 Index	(255,968)	1,923,000	267,489	9/17/58	(500 bp) —	9,651
					Monthly
CMBX NA BB.9 Index	(258,098)	1,900,000	264,290	9/17/58	(500 bp) —	4,346
					Monthly
CMBX NA BB.9 Index	(268,247)	1,862,000	259,004	9/17/58	(500 bp) —	(11,053)
					Monthly
CMBX NA BB.9 Index	(250,750)	1,834,000	255,109	9/17/58	(500 bp) —	2,576
					Monthly

Diversified Income Trust 93

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(273,099)	$1,810,000	$251,771	9/17/58	(500 bp) —	$(23,088)
					Monthly
CMBX NA BB.9 Index	(273,908)	1,760,000	244,816	9/17/58	(500 bp) —	(30,803)
					Monthly
CMBX NA BB.9 Index	(134,108)	886,000	123,243	9/17/58	(500 bp) —	(11,726)
					Monthly
CMBX NA BB.9 Index	(134,108)	886,000	123,243	9/17/58	(500 bp) —	(11,726)
					Monthly
CMBX NA BBB–.7 Index	(187,298)	2,950,000	135,995	1/17/47	(300 bp) —	(53,024)
					Monthly
Upfront premium received	—		Unrealized appreciation			4,551,384
Upfront premium (paid)	(29,963,315)		Unrealized (depreciation)			(3,790,166)
Total	$(29,963,315)		Total			$761,218

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 3/31/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32	$8,881,429	$148,820,000	$9,891,321	6/20/24	(500 bp) —	$(1,092,570)
Index					Quarterly
Total	$8,881,429					$(1,092,570)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

94 Diversified Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$—	$517,703
Total common stocks	—	—	517,703
Asset-backed securities	—	7,329,948	—
Convertible bonds and notes	—	75,839,178	—
Corporate bonds and notes	—	973,719,486	373
Foreign government and agency bonds and notes	—	440,812,184	—
Mortgage-backed securities	—	1,565,386,814	—
Purchased options outstanding	—	7,014,483	—
Purchased swap options outstanding	—	118,251,464	—
Senior loans	—	55,133,052	—
U.S. government and agency mortgage obligations	—	1,052,912,238	—
U.S. treasury obligations	—	1,550,292	—
Short-term investments	243,305,214	827,573,639	—
Totals by level	$243,305,214	$5,125,522,778	$518,076

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$9,651,068	$—
Futures contracts	560,076	—	—
Written options outstanding	—	(2,947,614)	—
Written swap options outstanding	—	(106,194,351)	—
Forward premium swap option contracts	—	(9,230,031)	—
TBA sale commitments	—	(131,361,013)	—
Interest rate swap contracts	—	(15,673,968)	—
Total return swap contracts	—	1,424,901	—
Credit default contracts	—	(98,535,260)	—
Totals by level	$560,076	$(352,866,268)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 95

Statement of assets and liabilities 3/31/19 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $5,173,584,975)	$5,141,342,854
Affiliated issuers (identified cost $228,003,214) (Note 5)	228,003,214
Foreign currency (cost $1,711,352) (Note 1)	1,643,863
Interest and other receivables	42,726,410
Receivable for shares of the fund sold	12,033,702
Receivable for investments sold	24,410,761
Receivable for sales of TBA securities (Note 1)	129,960,702
Receivable for variation margin on futures contracts (Note 1)	373,702
Receivable for variation margin on centrally cleared swap contracts (Note 1)	492,766,547
Unrealized appreciation on forward premium swap option contracts (Note 1)	10,873,301
Unrealized appreciation on forward currency contracts (Note 1)	19,748,194
Unrealized appreciation on OTC swap contracts (Note 1)	16,064,958
Premium paid on OTC swap contracts (Note 1)	29,963,315
Prepaid assets	158,363
Total assets	6,150,069,886

LIABILITIES
Payable to custodian	3,292,086
Payable for investments purchased	17,992,536
Payable for purchases of delayed delivery securities (Note 1)	5,933,882
Payable for purchases of TBA securities (Note 1)	999,569,457
Payable for shares of the fund repurchased	10,803,867
Payable for compensation of Manager (Note 2)	1,928,004
Payable for custodian fees (Note 2)	272,933
Payable for investor servicing fees (Note 2)	959,706
Payable for Trustee compensation and expenses (Note 2)	969,136
Payable for administrative services (Note 2)	24,046
Payable for distribution fees (Note 2)	1,226,874
Payable for variation margin on futures contracts (Note 1)	379,790
Payable for variation margin on centrally cleared swap contracts (Note 1)	488,060,644
Unrealized depreciation on OTC swap contracts (Note 1)	14,892,268
Premium received on OTC swap contracts (Note 1)	119,270,783
Unrealized depreciation on forward currency contracts (Note 1)	10,097,126
Unrealized depreciation on forward premium swap option contracts (Note 1)	20,103,332
Written options outstanding, at value (premiums $104,462,045) (Note 1)	109,141,965
TBA sale commitments, at value (proceeds receivable $129,844,160) (Note 1)	131,361,013
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	22,656,023
Other accrued expenses	483,022
Total liabilities	1,959,418,493

Net assets	$4,190,651,393

(Continued on next page)

96 Diversified Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$5,302,026,955
Total distributable earnings (Note 1)	(1,111,375,562)
Total — Representing net assets applicable to capital shares outstanding	$4,190,651,393

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,123,513,169 divided by 163,776,616 shares)	$6.86
Offering price per class A share (100/96.00 of $6.86)*	$7.15
Net asset value and offering price per class B share ($23,378,089 divided by 3,447,242 shares)**	$6.78
Net asset value and offering price per class C share ($541,214,348 divided by 80,522,506 shares)**	$6.72
Net asset value and redemption price per class M share
($112,664,018 divided by 16,776,040 shares)	$6.72
Offering price per class M share (100/96.75 of $6.72)†	$6.95
Net asset value, offering price and redemption price per class R share
($2,671,281 divided by 395,045 shares)	$6.76
Net asset value, offering price and redemption price per class R6 share
($15,761,942 divided by 2,321,747 shares)	$6.79
Net asset value, offering price and redemption price per class Y share
($2,371,448,546 divided by 349,514,332 shares)	$6.78

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 97

Statement of operations Six months ended 3/31/19 (Unaudited)

INVESTMENT INCOME
Interest (net of foreign tax of $103) (including interest income of $2,780,748 from investments
in affiliated issuers) (Note 5)	$115,401,772
Total investment income	115,401,772

EXPENSES
Compensation of Manager (Note 2)	11,574,891
Investor servicing fees (Note 2)	2,904,626
Custodian fees (Note 2)	181,294
Trustee compensation and expenses (Note 2)	93,834
Distribution fees (Note 2)	4,702,109
Administrative services (Note 2)	75,395
Other	738,102
Total expenses	20,270,251
Expense reduction (Note 2)	(25,972)
Net expenses	20,244,279

Net investment income	95,157,493

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $21,681) (Notes 1 and 3)	(56,167,327)
Net increase from payments by affiliates (Note 2)	1,802
Foreign currency transactions (Note 1)	165,412
Forward currency contracts (Note 1)	(4,828,352)
Futures contracts (Note 1)	(2,370,880)
Swap contracts (Note 1)	(80,838,298)
Written options (Note 1)	23,673,134
Total net realized loss	(120,364,509)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	42,299,284
Assets and liabilities in foreign currencies	81,223
Forward currency contracts	6,730,362
Futures contracts	529,705
Swap contracts	5,892,958
Written options	(7,644,167)
Total change in net unrealized appreciation	47,889,365

Net loss on investments	(72,475,144)

Net increase in net assets resulting from operations	$22,682,349

The accompanying notes are an integral part of these financial statements.

98 Diversified Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/19*	Year ended 9/30/18
Operations
Net investment income	$95,157,493	$182,529,909
Net realized gain (loss) on investments
and foreign currency transactions	(120,364,509)	28,014,013
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	47,889,365	(69,751,821)
Net increase in net assets resulting from operations	22,682,349	140,792,101
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(26,675,714)	(68,324,650)
Class B	(497,115)	(1,661,563)
Class C	(11,162,463)	(28,216,979)
Class M	(2,559,105)	(6,514,427)
Class R	(54,145)	(119,857)
Class R6	(374,667)	(775,060)
Class Y	(57,954,134)	(115,343,977)
Increase (decrease) from capital share transactions (Note 4)	(453,233,653)	1,203,987,274
Total increase (decrease) in net assets	(529,828,647)	1,123,822,862

NET ASSETS
Beginning of period	4,720,480,040	3,596,657,178
End of period	$4,190,651,393	$4,720,480,040

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 99

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2019**	$6.96	.15	(.09)	.06	(.16)	(.16)	$6.86	.84*	$1,123,513	.49*	2.18*	305*
September 30, 2018	7.07	.31	(.04)	.27	(.38)	(.38)	6.96	3.81	1,293,136.98		4.39	580
September 30, 2017	6.86	.32	.29	.61	(.40)	(.40)	7.07	9.04	1,210,996.99		4.54	937
September 30, 2016	7.08	.37	(.22)	.15	(.37)	(.37)	6.86	2.25	1,238,618	1.00[e]	5.48[e]	835
September 30, 2015	7.89	.32	(.79)	(.47)	(.34)	(.34)	7.08	(6.16)	1,834,125.97		4.22	725
September 30, 2014	7.74	.37	.20	.57	(.42)	(.42)	7.89	7.49	2,454,923.97		4.73	257
Class B
March 31, 2019**	$6.88	.12	(.09)	.03	(.13)	(.13)	$6.78	.48*	$23,378	.86*	1.78*	305*
September 30, 2018	6.99	.25	(.04)	.21	(.32)	(.32)	6.88	3.05	29,465	1.73	3.65	580
September 30, 2017	6.79	.26	.28	.54	(.34)	(.34)	6.99	8.17	43,182	1.74	3.79	937
September 30, 2016	7.01	.32	(.22)	.10	(.32)	(.32)	6.79	1.52	54,180	1.75[e]	4.74[e]	835
September 30, 2015	7.81	.26	(.78)	(.52)	(.28)	(.28)	7.01	(6.81)	67,948	1.72	3.47	725
September 30, 2014	7.67	.31	.19	.50	(.36)	(.36)	7.81	6.60	83,980	1.72	3.97	257
Class C
March 31, 2019**	$6.82	.12	(.09)	.03	(.13)	(.13)	$6.72	.50 *	$541,214	.86*	1.82*	305*
September 30, 2018	6.94	.25	(.04)	.21	(.33)	(.33)	6.82	3.00	600,600	1.73	3.65	580
September 30, 2017	6.75	.26	.27	.53	(.34)	(.34)	6.94	8.07	607,113	1.74	3.80	937
September 30, 2016	6.96	.32	(.21)	.11	(.32)	(.32)	6.75	1.68	649,723	1.75[e]	4.74[e]	835
September 30, 2015	7.76	.26	(.78)	(.52)	(.28)	(.28)	6.96	(6.85)	954,682	1.72	3.48	725
September 30, 2014	7.62	.31	.19	.50	(.36)	(.36)	7.76	6.65	1,106,389	1.72	3.95	257
Class M
March 31, 2019**	$6.82	.13	(.08)	.05	(.15)	(.15)	$6.72	.77*	$112,664	.61*	2.02*	305*
September 30, 2018	6.94	.28	(.04)	.24	(.36)	(.36)	6.82	3.53	118,582	1.23	4.11	580
September 30, 2017	6.75	.29	.28	.57	(.38)	(.38)	6.94	8.67	129,640	1.24	4.26	937
September 30, 2016	6.97	.35	(.22)	.13	(.35)	(.35)	6.75	2.11	137,777	1.25[e]	5.21[e]	835
September 30, 2015	7.77	.29	(.77)	(.48)	(.32)	(.32)	6.97	(6.37)	163,795	1.22	3.95	725
September 30, 2014	7.62	.35	.20	.55	(.40)	(.40)	7.77	7.30	216,512	1.22	4.46	257
Class R
March 31, 2019**	$6.87	.14	(.10)	.04	(.15)	(.15)	$6.76	.61*	$2,671	.61*	2.02*	305*
September 30, 2018	6.98	.29	(.04)	.25	(.36)	(.36)	6.87	3.64	2,404	1.23	4.13	580
September 30, 2017	6.78	.30	.28	.58	(.38)	(.38)	6.98	8.74	2,559	1.24	4.29	937
September 30, 2016	7.00	.35	(.22)	.13	(.35)	(.35)	6.78	2.08	3,398	1.25[e]	5.26[e]	835
September 30, 2015	7.80	.30	(.79)	(.49)	(.31)	(.31)	7.00	(6.38)	3,786	1.22	3.98	725
September 30, 2014	7.66	.35	.19	.54	(.40)	(.40)	7.80	7.16	6,444	1.22	4.45	257

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

100 Diversified Income Trust	Diversified Income Trust 101

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R6
March 31, 2019**	$6.89	.16	(.09)	.07	(.17)	(.17)	$6.79	1.03*	$15,762	.32*	2.37*	305*
September 30, 2018	7.00	.33	(.04)	.29	(.40)	(.40)	6.89	4.20	14,848.64		4.75	580
September 30, 2017	6.80	.34	.28	.62	(.42)	(.42)	7.00	9.34	11,032.65		4.90	937
September 30, 2016	7.02	.40	(.23)	.17	(.39)	(.39)	6.80	2.64	10,097	.65[e]	5.88[e]	835
September 30, 2015	7.82	.34	(.78)	(.44)	(.36)	(.36)	7.02	(5.79)	10,357.63		4.58	725
September 30, 2014†	7.77	.36	.10	.46	(.41)	(.41)	7.82	5.97*	13,592	.59*	4.52*	257
Class Y
March 31, 2019**	$6.88	.16	(.10)	.06	(.16)	(.16)	$6.78	.95*	$2,371,449	.36*	2.34*	305*
September 30, 2018	7.00	.32	(.05)	.27	(.39)	(.39)	6.88	3.95	2,661,444.73		4.64	580
September 30, 2017	6.80	.33	.28	.61	(.41)	(.41)	7.00	9.24	1,592,134.74		4.79	937
September 30, 2016	7.01	.39	(.22)	.17	(.38)	(.38)	6.80	2.66	966,548	.75[e]	5.73[e]	835
September 30, 2015	7.82	.34	(.79)	(.45)	(.36)	(.36)	7.01	(5.94)	2,219,013.72		4.50	725
September 30, 2014	7.68	.39	.19	.58	(.44)	(.44)	7.82	7.74	3,084,286.72		4.93	257

* Not annualized.

** Unaudited.

† For the period November 1, 2013 (commencement of operations) to September 30, 2014.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

102 Diversified Income Trust	Diversified Income Trust 103

Notes to financial statements 3/31/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2018 through March 31, 2019.

Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only

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with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain

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other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $162,231,821, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

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Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate

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swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty

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risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,812,732 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs

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resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $88,200,214 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $90,960,862 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$603,140,770	$227,895,989	$831,036,759

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $5,193,359,989, resulting in gross unrealized appreciation and depreciation of $220,112,497 and $396,432,610, respectively, or net unrealized depreciation of $176,320,113.

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Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.270% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $1,802 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

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Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$792,030	Class R	1,654
Class B	17,549	Class R6	3,771
Class C	385,168	Class Y	1,626,920
Class M	77,534	Total	$2,904,626

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $25,972 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $3,030, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,457,610
Class B	1.00%	1.00%	128,856
Class C	1.00%	1.00%	2,825,337
Class M	1.00%	0.50%	284,244
Class R	1.00%	0.50%	6,062
Total			$4,702,109

112 Diversified Income Trust

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $66,011 and $249 from the sale of class A and class M shares, respectively, and received $2,982 and $1,679 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $534 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$12,617,565,633	$12,489,200,585
U.S. government securities (Long-term)	—	—
Total	$12,617,565,633	$12,489,200,585

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/19		YEAR ENDED 9/30/18
Class A	Shares	Amount	Shares	Amount
Shares sold	15,528,513	$106,022,415	72,965,229	$516,229,601
Shares issued in connection with
reinvestment of distributions	3,588,625	24,471,117	8,688,773	61,256,940
	19,117,138	130,493,532	81,654,002	577,486,541
Shares repurchased	(41,153,429)	(280,039,568)	(67,117,594)	(472,882,462)
Net increase (decrease)	(22,036,291)	$(149,546,036)	14,536,408	$104,604,079

	SIX MONTHS ENDED 3/31/19		YEAR ENDED 9/30/18
Class B	Shares	Amount	Shares	Amount
Shares sold	85,352	$573,356	172,336	$1,206,444
Shares issued in connection with
reinvestment of distributions	65,687	442,915	209,526	1,462,132
	151,039	1,016,271	381,862	2,668,576
Shares repurchased	(985,089)	(6,665,336)	(2,273,908)	(15,896,574)
Net decrease	(834,050)	$(5,649,065)	(1,892,046)	$(13,227,998)

Diversified Income Trust 113

	SIX MONTHS ENDED 3/31/19		YEAR ENDED 9/30/18
Class C	Shares	Amount	Shares	Amount
Shares sold	5,223,400	$34,944,851	20,334,802	$141,053,921
Shares issued in connection with
reinvestment of distributions	1,476,221	9,865,696	3,522,462	24,372,754
	6,699,621	44,810,547	23,857,264	165,426,675
Shares repurchased	(14,200,840)	(94,736,454)	(23,284,774)	(161,466,292)
Net increase (decrease)	(7,501,219)	$(49,925,907)	572,490	$3,960,383

	SIX MONTHS ENDED 3/31/19		YEAR ENDED 9/30/18
Class M	Shares	Amount	Shares	Amount
Shares sold	85,528	$567,263	394,218	$2,735,412
Shares issued in connection with
reinvestment of distributions	45,249	302,219	103,161	713,374
	130,777	869,482	497,379	3,448,786
Shares repurchased	(745,529)	(4,981,385)	(1,791,333)	(12,389,293)
Net decrease	(614,752)	$(4,111,903)	(1,293,954)	$(8,940,507)

	SIX MONTHS ENDED 3/31/19		YEAR ENDED 9/30/18
Class R	Shares	Amount	Shares	Amount
Shares sold	107,082	$704,200	70,007	$487,843
Shares issued in connection with
reinvestment of distributions	7,063	47,481	14,202	98,842
	114,145	751,681	84,209	586,685
Shares repurchased	(69,258)	(462,595)	(100,580)	(704,307)
Net increase (decrease)	44,887	$289,086	(16,371)	$(117,622)

	SIX MONTHS ENDED 3/31/19		YEAR ENDED 9/30/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	366,284	$2,465,321	978,623	$6,854,810
Shares issued in connection with
reinvestment of distributions	55,503	374,512	111,055	775,060
	421,787	2,839,833	1,089,678	7,629,870
Shares repurchased	(255,276)	(1,723,820)	(509,668)	(3,562,812)
Net increase	166,511	$1,116,013	580,010	$4,067,058

	SIX MONTHS ENDED 3/31/19		YEAR ENDED 9/30/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	111,514,570	$752,766,853	247,899,887	$1,732,981,733
Shares issued in connection with
reinvestment of distributions	7,116,283	48,003,343	13,283,864	92,579,684
	118,630,853	800,770,196	261,183,751	1,825,561,417
Shares repurchased	(155,776,129)	(1,046,176,037)	(102,083,961)	(711,919,536)
Net increase (decrease)	(37,145,276)	$(245,405,841)	159,099,790	$1,113,641,881

114 Diversified Income Trust

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/18	cost	proceeds	income	of 3/31/19
Short-term investments
Putnam Short Term
Investment Fund**	$215,274,737	$445,946,482	$433,218,005	$2,780,748	$228,003,214
Total Short-term
investments	$215,274,737	$445,946,482	$433,218,005	$2,780,748	$228,003,214

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Diversified Income Trust 115

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$1,796,100,000
Purchased currency option contracts (contract amount)	$441,000,000
Purchased swap option contracts (contract amount)	$12,743,100,000
Written TBA commitment option contracts (contract amount)	$2,481,900,000
Written currency option contracts (contract amount)	$516,800,000
Written swap option contracts (contract amount)	$12,028,000,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$4,345,600,000
OTC interest rate swap contracts (notional)	$47,300,000
Centrally cleared interest rate swap contracts (notional)	$18,494,500,000
OTC total return swap contracts (notional)	$311,100,000
Centrally cleared total return swap contracts (notional)	$1,744,800,000
OTC credit default contracts (notional)	$1,219,400,000
Centrally cleared credit default contracts (notional)	$77,900,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$30,724,533	Unrealized depreciation	$129,259,793*
Foreign exchange
contracts	Investments, Receivables	20,657,208	Payables	10,159,868
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	237,222,973*	Unrealized depreciation	244,864,285*
Total		$288,604,714		$384,283,946

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

116 Diversified Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$395,217	$395,217
Foreign exchange contracts	1,055,633	—	(4,828,352)	—	$(3,772,719)
Interest rate contracts	1,812,885	(2,370,880)	—	(81,233,515)	$(81,791,510)
Total	$2,868,518	$(2,370,880)	$(4,828,352)	$(80,838,298)	$(85,169,012)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(3,823,143)	$(3,823,143)
Foreign exchange contracts	(1,792,498)	—	6,730,362	—	$4,937,864
Interest rate contracts	16,382,864	529,705	—	9,716,101	$26,628,670
Total	$14,590,366	$529,705	$6,730,362	$5,892,958	$27,743,391

Diversified Income Trust 117

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	Nomura Securities	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$666,665	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$666,665
Centrally
cleared interest
rate swap
contracts§	—	—	491,192,663	—	—	—	153	—	—	—	—	—	—	—	—	—	—	—	—	—	491,192,816
OTC Total
return swap
contracts*#	—	1,147,949	—	14,210	—	294,778	—	4,055	307,001	—	113,375	325,428	—	—	—	—	—	—	—	—	2,206,796
Centrally
cleared total
return swap
contracts§	—	—	1,573,731	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,573,731
OTC Credit
default
contracts —
protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	4,461,355	7,625,227	—	—	3,875,118	—	—	7,054,044	3,813,763	—	3,895,026	—	—	—	—	—	30,724,533
Centrally
cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	373,702	—	—	—	—	—	—	—	—	373,702
Forward
currency
contracts#	1,402,162	2,033,485	—	2,273,641	—	711,057	—	—	3,237,258	1,415,123	2,175,548	—	—	—	—	2,038,778	—	1,733,373	1,964,543	763,226	19,748,194
Forward
premium
swap option
contracts#	—	991,630	—	49,786	—	—	—	—	2,893,079	—	3,509,323	—	—	—	1,803,992	—	—	—	1,625,491	—	10,873,301
Purchased
swap
options**#	7,200,702	—	—	1,306,677	—	—	—	—	8,738,656	—	64,721,516	—	—	—	36,274,973	8,940	—	—	—	—	118,251,464

118 Diversified Income Trust	Diversified Income Trust 119

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	Nomura Securities	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Purchased
options**#	$908,857	$—	$—	$—	$—	$—	$—	$—	$157	$—	$6,105,469	$—	$—	$—	$—	$—	$—	$—	$—	$—	$7,014,483
Repurchase
agreements**	—	—	—	—	79,033,000	—	—	—	—	—	—	—	—	80,000,000	—	—	—	—	—	—	159,033,000
Total Assets	$9,511,721	$4,173,064	$492,766,394	$3,644,314	$83,494,355	$8,631,062	$153	$4,055	$19,717,934	$1,415,123	$76,625,231	$7,753,174	$3,813,763	$80,000,000	$41,973,991	$2,047,718	$—	$1,733,373	$3,590,034	$763,226	$841,658,685
Liabilities:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally
cleared interest
rate swap
contracts§	—	—	485,136,021	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	485,136,021
OTC Total
return swap
contracts*#	47,329	266,070	—	—	—	1,100,762	—	15,361	909,525	—	65,926	42,005	—	—	—	—	—	—	—	—	2,446,978
Centrally
cleared total
return swap
contracts§	—	—	2,335,918	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,335,918
OTC Credit
default
contracts —
protection
sold*#	920,820	—	—	—	14,609,190	29,536,999	—	64,852	14,119,304	—	—	31,380,356	5,233,063	—	23,421,210	—	—	—	—	—	119,285,794
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally
cleared
credit default
contracts§	—	—	588,705	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	588,705
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	379,790	—	—	—	—	—	—	—	—	379,790
Forward
currency
contracts#	1,581,306	9,811	—	35,950	—	359,105	—	—	1,858,969	910,083	1,302,839	—	—	—	—	779,252	—	2,624,425	351,293	284,093	10,097,126
Forward
premium
swap option
contracts#	1,300,303	633,215	—	1,976,749	—	—	—	—	3,857,948	—	8,619,556	—	—	—	2,174,267	—	—	—	1,541,294	—	20,103,332
Written swap
options#	—	—	—	1,174,009	—	—	—	—	8,402,856	—	60,412,322	—	—	—	36,204,866	298	—	—	—	—	106,194,351

120 Diversified Income Trust	Diversified Income Trust 121

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	Nomura Securities	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Written
options#	$62,586	$—	$—	$—	$—	$—	$—	$—	$156	$—	$2,884,872	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,947,614
Total
Liabilities	$3,912,344	$909,096	$488,060,644	$3,186,708	$14,609,190	$30,996,866	$—	$80,213	$29,148,758	$910,083	$73,285,515	$31,802,151	$5,233,063	$—	$61,800,343	$779,550	$—	$2,624,425	$1,892,587	$284,093	$749,515,629
Total Financial
and Derivative
Net Assets	$5,599,377	$3,263,968	$4,705,750	$457,606	$68,885,165	$(22,365,804)	$153	$(76,158)	$(9,430,824)	$505,040	$3,339,716	$(24,048,977)	$(1,419,300)	$80,000,000	$(19,826,352)	$1,268,168	$—	$(891,052)	$1,697,447	$479,133	$92,143,056
Total collateral
received
(pledged)†##	$5,599,377	$3,263,968	$—	$457,606	$68,885,165	$(22,365,804)	$—	$(76,158)	$(7,880,194)	$505,040	$3,339,716	$(24,048,977)	$(1,419,300)	$80,000,000	$(19,826,352)	$1,037,104	$—	$(891,052)	$1,697,447	$—
Net amount	$—	$—	$4,705,750	$—	$—	$—	$153	$—	$(1,550,630)	$—	$—	$—	$—	$—	$—	$231,064	$—	$—	$—	$479,133
Controlled
collateral
received
(including TBA
commitments)**	$5,803,731	$3,402,000	$—	$2,920,000	$—	$—	$—	$—	$—	$513,188	$4,070,000	$256,000	$—	$4,544,000	$—	$1,037,104	$110,000	$—	$—	$—	$22,656,023
Uncontrolled
collateral
received	$—	$—	$—	$—	$80,631,821	$—	$—	$—	$—	$—	$—	$—	$—	$81,600,000	$—	$—	$—	$—	$1,812,732	$—	$164,044,553
Collateral
(pledged)
(including TBA
commitments)**	$—	$—	$—	$—	$(10,528,029)	$(23,269,550)	$—	$(120,335)	$(7,880,194)	$—	$—	$(24,381,033)	$(1,539,144)	$—	$(22,174,134)	$—	$—	$(1,068,443)	$—	$—	$(90,960,862)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $2,212,954 and $59,892,897, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

122 Diversified Income Trust	Diversified Income Trust 123

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

124 Diversified Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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PRSRT STD
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BROCKTON, MA
PERMIT NO. 600

SA028 316419 5/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 29, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 29, 2019